UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-06199
                                                     ---------


                       The Nottingham Investment Trust II
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
              (Address of principal executive offices)                (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                     Date of fiscal year end: March 31, 2004
                                              --------------


                  Date of reporting period: September 30, 2003
                                            ------------------

ITEM 1. Reports to Stockholders.
        -----------------------


________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II






                               SEMI-ANNUAL REPORT
                                   (Unaudited)


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2003




                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                 1-919-831-2370


                               CAPITAL VALUE FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

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

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 61.13%

      Aerospace / Defense - 4.59%
           Lockheed Martin Corporation ...........................................                    4,000               $  184,600
                                                                                                                          ----------

      Auto Manufacturers - 3.05%
           General Motors Corporation ............................................                    3,000                  122,790
                                                                                                                          ----------

      Banks - 2.05%
           Wachovia Corporation ..................................................                    2,000                   82,380
                                                                                                                          ----------

      Computers - 3.96%
        (a)EMC Corporation .......................................................                   10,000                  126,300
        (a)Sun Microsystems, Inc. ................................................                   10,000                   33,100
                                                                                                                          ----------
                                                                                                                             159,400
                                                                                                                          ----------
      Diversified Financial Services - 11.55%
           J.P. Morgan Chase & Co., Inc. .........................................                    5,000                  171,650
           LaBranche & Co., Inc. .................................................                    2,000                   29,200
           Lehman Brothers Holdings, Inc. ........................................                    2,000                  138,160
           The Goldman Sachs Group, Inc. .........................................                    1,500                  125,850
                                                                                                                          ----------
                                                                                                                             464,860
                                                                                                                          ----------
      Electric - 1.33%
        (a)Duke Energy Corporation ...............................................                    3,000                   53,430
                                                                                                                          ----------

      Food - 0.77%
           Albertson's, Inc. .....................................................                    1,500                   30,855
                                                                                                                          ----------

      Media - 2.63%
        (a)AOL Time Warner, Inc. .................................................                    7,000                  105,770
                                                                                                                          ----------

      Oil & Gas Services - 5.35%
           Baker Hughes Incorporated .............................................                    4,000                  118,360
           Schlumberger, Ltd. ....................................................                    2,000                   96,800
                                                                                                                          ----------
                                                                                                                             215,160
                                                                                                                          ----------
      Retail - 0.95%
           Circuit City Stores, Inc. .............................................                    4,000                   38,120
                                                                                                                          ----------

      Semiconductors - 6.99%
        (a)Applied Materials, Inc. ...............................................                    3,000                   47,490
        (a)Broadcom Corporation ..................................................                    2,000                   53,240
        (a)Novellus Systems, Inc. ................................................                    4,000                  135,000
           Texas Instruments, Inc. ...............................................                    2,000                   45,600
                                                                                                                          ----------
                                                                                                                             281,330
                                                                                                                          ----------


                                                                                                                        (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Software - 3.35%
        (a)Oracle Corporation ....................................................                   12,000               $  134,640
                                                                                                                          ----------

      Telecommunications - 14.56%
        (a)Cisco Systems, Inc. ...................................................                   21,000                  410,340
        (a)Lucent Technologies, Inc. .............................................                    8,500                   18,360
           Motorola, Inc. ........................................................                    4,000                   47,880
           Nokia Oyj - ADR .......................................................                    7,000                  109,200
                                                                                                                          ----------
                                                                                                                             585,780
                                                                                                                          ----------

           Total Common Stocks (Cost $2,718,579) ..........................................................                2,459,115
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                            Interest              Maturity
                                                      Principal               Rate                  Date
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 34.95%

      A T & T Corporation ........................    $ 50,000               7.500%               06/01/06                    55,375
      A T & T Corporation ........................     100,000               8.625%               12/01/31                   105,312
      Anheuser-Busch Companies, Inc. .............      25,000               9.000%               12/01/09                    32,305
      Archer Daniels Midland Corporation .........      25,000               8.875%               04/15/11                    32,241
      BellSouth Telecommunications ...............      50,000               7.000%               02/01/05                    53,418
      BellSouth Telecommunications ...............     125,000               6.750%               10/15/33                   127,969
      Du Pont (E.I.) De Nemours & Company ........      50,000               8.125%               03/15/04                    51,536
      General Electric Capital Corporation .......     100,000               8.750%               05/21/07                   120,495
      International Business Machines ............      50,000               8.375%               11/01/19                    66,822
      Morgan Stanley Group, Inc. .................      75,000               7.500%               02/01/24                    78,515
      Pacific Bell ...............................     100,000               6.250%               03/01/05                   106,412
      Qwest Corporation ..........................      50,000               6.875%               09/15/33                    44,000
      The Boeing Company .........................     150,000               8.750%               09/15/31                   194,645
      The Coca-Cola Company ......................      70,000               8.500%               02/01/22                    91,244
      United Parcel Service of America ...........      50,000               8.375%               04/01/20                    65,521
      Wal-Mart Stores, Inc. ......................     150,000               8.875%               06/29/11                   152,951
      Wal-Mart Stores, Inc. ......................      25,000               8.500%               09/15/24                    27,423
                                                                                                                          ----------

           Total Corporate Obligations (Cost $1,222,666) .................................................                 1,406,184
                                                                                                                          ----------





                                                                                                                        (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.50%

      Government and Agency Portfolio - Institutional Class ..........................              191,217               $  191,217
      Liquid Assets Portfolio - Institutional Class ..................................              191,007                  191,007
                                                                                                                          ----------

           Total Investment Companies (Cost $382,224) .....................................................                  382,224
                                                                                                                          ----------


Total Value of Investments (Cost $4,323,469 (b)) .....................................               105.58 %            $4,247,523
Liabilities in Excess of Assets ......................................................                (5.58)%              (224,504)
                                                                                                     ------              ----------
      Net Assets .....................................................................               100.00 %            $4,023,019
                                                                                                     ======              ==========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................              $  716,470
           Unrealized depreciation ........................................................................                (792,416)
                                                                                                                         ----------

                      Net unrealized depreciation .........................................................              $  (75,946)
                                                                                                                         ==========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt














See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $4,323,469) .........................................................                 $ 4,247,523
      Cash ............................................................................................                      84,012
      Income receivable ...............................................................................                      25,106
      Receivable for fund shares sold .................................................................                       1,090
      Other assets ....................................................................................                         307
                                                                                                                        -----------

           Total assets ...............................................................................                   4,358,038
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      25,714
      Payable for investment purchases ................................................................                     309,305
                                                                                                                        -----------

           Total liabilities ..........................................................................                     335,019
                                                                                                                        -----------

NET ASSETS
      (applicable to 413,178 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 4,023,019
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($4,023,019 / 413,178 shares) ...................................................................                 $      9.74
                                                                                                                        ===========

OFFERING PRICE PER SHARE
      (100 / 96.5 of $9.74) ...........................................................................                 $     10.09
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 6,281,287
      Accumulated net investment loss .................................................................                     (15,813)
      Accumulated net realized loss on investments ....................................................                  (2,166,509)
      Net unrealized depreciation on investments ......................................................                     (75,946)
                                                                                                                        -----------
                                                                                                                        $ 4,023,019
                                                                                                                        ===========












See accompanying notes to financial statements

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

                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2003
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Interest .......................................................................................               $  55,368
           Dividends ......................................................................................                  16,716
                                                                                                                          ---------

               Total income ...............................................................................                  72,084
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  12,053
           Fund administration fees (note 2) ..............................................................                   3,516
           Distribution and service fees (note 3) .........................................................                  10,044
           Custody fees ...................................................................................                   2,507
           Registration and filing administration fees (note 2) ...........................................                   1,792
           Fund accounting fees (note 2) ..................................................................                  13,701
           Audit fees .....................................................................................                   8,273
           Legal fees .....................................................................................                   4,262
           Securities pricing fees ........................................................................                   2,230
           Shareholder recordkeeping fees (note 2) ........................................................                   9,000
           Other accounting fees (note 2) .................................................................                   8,484
           Shareholder servicing expenses .................................................................                   2,507
           Registration and filing expenses ...............................................................                   2,507
           Printing expenses ..............................................................................                   3,009
           Trustee fees and meeting expenses ..............................................................                   2,006
           Other operating expenses .......................................................................                   2,006
                                                                                                                          ---------

               Total expenses .............................................................................                  87,897
                                                                                                                          ---------

                    Net investment loss ...................................................................                 (15,813)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ......................................................                  62,569
      Change in unrealized appreciation / (depreciation) on investments ...................................                 430,510
                                                                                                                          ---------

           Net realized and unrealized gain on investments ................................................                 493,079
                                                                                                                          ---------

               Net increase in net assets resulting from operations .......................................               $ 477,266
                                                                                                                          =========








See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS




------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended          Year ended
                                                                                                   September 30,          March 31,
                                                                                                      2003 (a)              2003
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment loss ...............................................................        $   (15,813)        $   (12,323)
         Net realized gain (loss) from investment transactions .............................             62,569          (2,229,080)
         Change in unrealized appreciation / (depreciation) on investments .................            430,510             696,798
                                                                                                    -----------         -----------

              Net increase (decrease) in net assets resulting from operations ..............            477,266          (1,544,605)
                                                                                                    -----------         -----------

     Distributions to shareholders from
         Net realized gain from investment transactions ....................................                  0             (15,637)
                                                                                                    -----------         -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (b) ..............            (91,133)         (4,545,491)
                                                                                                    -----------         -----------

                     Total increase (decrease) in net assets ...............................            386,133          (6,105,733)

NET ASSETS

     Beginning of period ...................................................................          3,636,886           9,742,619
                                                                                                    -----------         -----------

     End of period .........................................................................        $ 4,023,019         $ 3,636,886
                                                                                                    ===========         ===========


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                      Period ended                             Year ended
                                                                 September 30, 2003 (a)                      March 31, 2003

                                                               Shares              Value               Shares              Value
                                                            ------------------------------------------------------------------------

Shares sold ............................................          9,158         $    88,526              10,225         $    92,140

Shares issued for reinvestment of distributions ........              0                   0               1,755              15,606
                                                            -----------         -----------         -----------         -----------

                                                                  9,158              88,526              11,980             107,746

Shares redeemed ........................................        (18,748)           (179,659)           (492,633)         (4,653,237)
                                                            -----------         -----------         -----------         -----------

     Net decrease ......................................         (9,590)        $   (91,133)           (480,653)        $(4,545,491)
                                                            ===========         ===========         ===========         ===========





See accompanying notes to financial statements

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

                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended                 For the Years ended March 31,
                                                           September 30,
                                                             2003 (a)         2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................... $      8.60    $     10.78    $     11.69    $     20.98    $     15.32

      Income (loss) from investment operations
           Net investment (loss) income ..................       (0.04)         (0.03)         (0.04)         (0.01)          0.01
           Net realized and unrealized gain (loss)
               on investments ............................        1.18          (2.11)         (0.58)         (5.70)          6.99
                                                           -----------    -----------    -----------    -----------    -----------

               Total from investment operations ..........        1.14          (2.14)         (0.62)         (5.71)          7.00
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income ........................         0.00           0.00           0.00           0.00          (0.01)
           Net realized gain from investment transactions         0.00          (0.04)         (0.29)         (3.58)         (1.33)
                                                           -----------    -----------    -----------    -----------    -----------

               Total distributions ......................         0.00          (0.04)         (0.29)         (3.58)         (1.34)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period ..........................  $      9.74    $      8.60    $     10.78    $     11.69    $     20.98
                                                           ===========    ===========    ===========    ===========    ===========

Total return (b) ........................................        13.49 %       (19.97)%        (5.28)%       (28.82)%        46.68 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period .........................  $ 4,023,019    $ 3,636,886    $ 9,742,619    $12,141,902    $16,487,247
                                                           ===========    ===========    ===========    ===========    ===========


      Ratio of expenses to average net assets ...........         4.38 %         3.65 %         2.48 %         1.99 %         1.95 %

      Ratio of net investment income (loss) to average
               net assets ...............................        (0.78)%        (0.24)%        (0.30)%        (0.05)%         0.06 %

      Portfolio turnover rate ...........................        28.02 %        27.48 %        12.57 %        55.35 %        34.93 %


(a) Unaudited.
(b) Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements




                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

          Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Investor Class Shares of the Fund on June 15, 1995. An additional class of shares, the T Shares, was authorized on September 27, 1999. To date, only Investor Class Shares have been issued by the Fund. The T Shares will be sold without a sales charge and will bear distribution and service fees which may not exceed 0.75% of the T Shares' average net assets annually. The Investor Class Shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $1,930,710, which expire in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income and net realized gains may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.




                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


          D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a base monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust:
          0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month per fund. For the period ended September 30, 2003, the Transfer Agent received $9,000 in such fees.

          Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 2003, the Distributor retained sales charges in the amount of $368.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Class Shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $10,044 of such expenses under the Plan for the period ended September 30, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $977,066 and $1,053,263, respectively, for the period ended September 30, 2003.


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.

________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                             EARNEST PARTNERS FIXED
                                  INCOME TRUST

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



                               SEMI-ANNUAL REPORT
                                   (Unaudited)



                     FOR THE PERIOD ENDED SEPTEMBER 30, 2003




                               INVESTMENT ADVISOR
                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                             Atlanta, Georgia 30309


                       EARNEST PARTNERS FIXED INCOME TRUST
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the EARNEST Partners Fixed Income Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest         Maturity             Value
                                                                    Principal           Rate             Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 66.48%

      A.I.D. - Equador ..........................................  $   58,537          7.050%          05/01/15          $    68,136
      A.I.D. - Ivory Coast ......................................     134,567          8.100%          12/01/06              145,644
      A.I.D. - Peru .............................................      84,209          8.350%          01/01/07               84,890
      Alter Barge Line Title XI .................................     306,000          6.000%          03/01/26              336,829
      Attransco Title XI ........................................     302,692          6.120%          04/01/08              329,953
      B.A.L.T. Conway Partnership Title XI ......................      19,865         10.750%          11/15/03               20,005
      Federal Agricultural Mortgage Corporation
           Series AM-1003 .......................................     558,574          6.820%          04/25/13              611,499
      Federal Farm Credit Bank ..................................     750,000          3.000%          04/15/08              749,938
      Federal Home Loan Bank ....................................     500,000          2.125%          12/15/04              504,855
      Federal Home Loan Bank ....................................     750,000          3.250%          08/15/05              772,936
      Federal Home Loan Mortgage Corp ...........................     400,000          5.750%          03/15/09              447,157
      Federal Home Loan Mortgage Corp ...........................     500,000          5.750%          01/15/12              555,164
      Federal Home Loan Mortgage Corp ...........................     300,000          4.500%          01/15/13              303,496
      Federal National Mortgage Association .....................     500,000          3.250%          11/15/07              507,807
      Federal National Mortgage Association .....................     300,000          3.250%          01/15/08              304,252
      Federal National Mortgage Association
           REMIC Trust 2003-T1 ..................................     238,445          3.807%          11/25/12              240,880
      Government National Mortgage Association
           REMIC Trust 2001-12 ..................................     120,628          5.449%          01/16/15              128,640
           REMIC Trust 2001-34 ..................................      73,554          5.475%          11/16/15               77,665
           REMIC Trust 2001-44 ..................................      82,703          5.204%          10/16/14               87,259
           REMIC Trust 2002-83 ..................................     288,794          3.313%          04/16/17              295,540
           REMIC Trust 2002-85 ..................................     166,504          3.293%          11/16/18              169,767
           REMIC Trust 2002-9 ...................................     157,012          4.691%          06/16/16              165,960
           REMIC Trust 2002-94 ..................................   1,581,848          3.500%          12/16/18            1,623,829
           REMIC Trust 2003-16 ..................................     387,818          3.130%          04/16/16              395,243
           REMIC Trust 2003-22 ..................................     246,357          2.750%          06/16/21              247,520
           REMIC Trust 2003-36 ..................................   1,311,940          2.933%          10/16/20            1,318,803
           REMIC Trust 2003-38 ..................................     756,114          2.171%          04/16/20              750,148
           REMIC Trust 2003-59 ..................................   1,489,859          2.274%          07/16/18            1,463,125
           REMIC Trust 2003-72 ..................................     750,000          4.356%          02/16/30              767,455
      Matson Navigation Company, Inc. Title XI ..................     650,000          5.337%          09/04/28              679,867
      Perforadora Cent SA de CV Shipping Title XI ...............     450,000          5.240%          12/15/18              465,727
      Rowan Companies, Inc. Title XI ............................     750,000          2.800%          10/20/13              728,265
      Small Business Administration
           Series 1992-20H ......................................     156,492          7.400%          08/01/12              170,175
           Series 1995-20L ......................................     253,316          6.450%          12/01/15              276,447
           Series 1997-20A ......................................     313,542          7.150%          01/01/17              349,700
           Series 1998-20B ......................................     649,287          6.150%          02/01/18              704,660
           Series 2002-10A ......................................     967,544          5.350%          01/01/12            1,024,096
           Series 2002-10B ......................................     967,683          5.300%          03/01/12            1,022,938

                                                                                                                         (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest         Maturity             Value
                                                                    Principal           Rate             Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (Continued)

      Small Business Administration
           Series 2002-10F ....................................    $  478,743          3.940%          11/01/12          $   487,486
           Series 2002-20J ....................................       980,421          4.750%          10/01/22              991,291
           Series 2003-10B ....................................       330,005          3.390%          03/01/13              328,812
           Series 2003-10C ....................................       675,000          3.530%          05/01/13              676,511
           Series 2003-20C ....................................       245,496          4.500%          03/01/23              243,153
           Series 2003-20D ....................................       650,000          4.760%          04/01/23              654,993
           Series 2003-20E ....................................       650,000          4.640%          05/01/23              649,739
           Series 2003-20F ....................................     1,200,000          4.070%          06/01/23            1,151,935
           Series 2003-20I ....................................       800,000          5.130%          09/01/23              819,974
      Sterling Equipment, Inc. Title XI .......................       208,028          6.125%          09/28/19              207,709
      US Treasury Note ........................................     1,350,000          1.625%          04/30/05            1,357,910
                                                                                                                         -----------

           Total U.S. Government and Agency Obligations (Cost $26,325,852) ....................................           26,465,783
                                                                                                                         -----------

U.S. GOVERNMENT INSURED OBLIGATIONS - 0.99%

      Federal Housing Authority Project Loan
           Downtowner Apartments ..............................       116,002          8.375%          11/01/11              132,957
           Reilly #046 ........................................        93,248          6.513%          06/01/14               98,612
           USGI #87 ...........................................       156,634          7.430%          08/01/23              162,593
                                                                                                                         -----------

           Total U.S. Government Insured Obligations (Cost $369,228) ..........................................              394,162
                                                                                                                         -----------

CORPORATE OBLIGATIONS - 29.01%

      Arkansas Electric Cooperative Corporation ...............       275,000          7.330%          06/30/08              301,132
      Atlantic City Electric Funding Series 2002-1 A1 .........       150,000          2.890%          07/20/10              152,844
      Atlantic City Electric Funding Series 2002-1 A3 .........       800,000          4.910%          07/20/17              812,519
      Burlington Northern and Santa Fe Railway Co. ............       663,556          6.230%          07/02/18              700,257
      California Infrastructure SCE Series 1997-1 .............       750,000          6.380%          09/25/08              805,883
      California Infrastructure SDG&E Series 1997-1 ...........       250,000          6.370%          12/26/09              281,545
      CenterPoint Energy Transition Bond Co. 2001-1 ...........       460,000          4.760%          09/15/09              488,957
      Connecticut RRB Series 2001-1 A2 ........................       223,218          5.360%          03/30/07              230,841
      Connecticut RRB Series 2001-1 A5 ........................       365,000          6.210%          12/30/11              416,697
      Consumer Funding 2001-1 .................................       300,000          4.980%          04/20/12              321,940
      Continental Airlines Inc. 1996-2 ........................       354,215          7.750%          07/02/14              322,828
      CSX Corporation .........................................       300,000          6.550%          06/15/13              342,025
      Delta Airlines PT 2000-1 ................................       611,912          7.379%          05/18/10              610,251
      Detroit Edison Securitization Funding 2001-1 ............       100,000          6.190%          03/01/13              113,491
      FedEx Corporation .......................................       137,601          7.650%          01/15/22              163,137
      General American Transportation .........................       150,000          8.235%          02/24/05              150,817

                                                                                                                         (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest         Maturity             Value
                                                                    Principal           Rate             Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)

      General Motors Acceptance Corp ..........................    $  750,000          6.875%          09/15/11          $   778,502
      Illinois Power Trust Series 1998-1 ......................       200,000          5.540%          06/25/09              217,560
      Massachusetts RBB Trust 1999-1 ..........................       200,000          7.030%          03/15/12              234,332
      Massachusetts RBB Trust 2001-1 ..........................       655,080          6.530%          06/01/15              740,899
      National Rural Utilities Co-op ..........................       750,000          3.875%          02/15/08              772,687
      Norfolk Southern Railway Company ........................       250,000          5.950%          04/01/08              277,407
      PECO Energy Bonds Series 2000-A .........................       250,000          7.625%          03/01/10              299,758
      PP&L Transition Bonds Series 1999-1 .....................       350,000          7.150%          06/25/09              409,380
      Public Service New Hampshire Series 2001-1 A2 ...........        96,398          5.730%          11/01/10              105,108
      Public Service New Hampshire Series 2001-1 A3 ...........       780,000          6.480%          05/01/15              899,080
      Union Pacific ETC Corporation ...........................       500,000          4.698%          01/02/24              488,600
      Union Pacific Railroad Company ..........................       100,000          6.630%          01/27/22              112,685
                                                                                                                         -----------


           Total Corporate Obligations (Cost $11,586,876) .....................................................           11,551,162
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Shares
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 2.80%

      AIM Short Term Prime Fund A ...........................................................         1,115,418            1,115,418
           (Cost $1,115,418)                                                                                             -----------


Total Value of Investments (Cost $39,397,374 (a)) ...........................................            99.28 %         $39,526,525
Other Assets less Liabilities ...............................................................             0.72 %             286,857
                                                                                                        ------           -----------
      Net Assets ............................................................................           100.00 %         $39,813,382
                                                                                                        ======           ===========


      (a)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ...........................................................................          $   489,629
           Unrealized depreciation ...........................................................................             (360,478)
                                                                                                                        -----------

               Net unrealized appreciation ...................................................................          $   129,151
                                                                                                                        ===========










See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $39,397,374) ........................................................                $ 39,526,525
      Income receivable ...............................................................................                     389,397
      Prepaid expenses ................................................................................                      13,245
      Due from advisor (note 2) .......................................................................                       2,201
                                                                                                                       ------------

           Total assets ...............................................................................                  39,931,368
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                       4,442
      Disbursements in excess of cash on demand deposit ...............................................                     113,544
                                                                                                                       ------------

           Total liabilities ..........................................................................                     117,986
                                                                                                                       ------------

NET ASSETS
      (applicable to 3,620,955 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 39,813,382
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($39,813,382 / 3,620,955 shares) ................................................................                $      11.00
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 39,711,100
      Undistributed net investment income .............................................................                       8,607
      Accumulated net realized loss on investments ....................................................                     (35,476)
      Net unrealized appreciation on investments ......................................................                     129,151
                                                                                                                       ------------
                                                                                                                       $ 39,813,382
                                                                                                                       ============


















See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2003
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest .......................................................................................               $ 577,096
           Dividends ......................................................................................                   8,852
                                                                                                                          ---------

               Total income ...............................................................................                 585,948
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  75,267
           Fund administration fees (note 2) ..............................................................                  20,908
           Custody fees ...................................................................................                   1,335
           Registration and filing administration fees (note 2) ...........................................                   1,484
           Fund accounting fees (note 2) ..................................................................                  15,173
           Audit fees .....................................................................................                   8,273
           Legal fees .....................................................................................                   4,262
           Securities pricing fees ........................................................................                   7,222
           Shareholder recordkeeping fees (note 2) ........................................................                   9,000
           Other accounting fees (note 2) .................................................................                     380
           Shareholder servicing expenses .................................................................                   1,629
           Registration and filing expenses ...............................................................                   2,256
           Printing expenses ..............................................................................                   1,003
           Trustee fees and meeting expenses ..............................................................                   2,256
           Other operating expenses .......................................................................                   2,507
                                                                                                                          ---------

               Total expenses .............................................................................                 152,955
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) .......................................................                 (10,944)
                    Investment advisory fees waived (note 2) ..............................................                 (75,267)
                                                                                                                          ---------

               Net expenses ...............................................................................                  66,744
                                                                                                                          ---------

                    Net investment income .................................................................                 519,204
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ......................................................                 126,355
      Change in unrealized (depreciation) / appreciation on investments ...................................                 (86,977)
                                                                                                                          ---------

           Net realized and unrealized gain on investments ................................................                  39,378
                                                                                                                          ---------

               Net increase in net assets resulting from operations .......................................               $ 558,582
                                                                                                                          =========





See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended          Year ended
                                                                                                   September 30,          March 31,
                                                                                                     2003 (a)               2003
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment income ..........................................................          $   519,204          $   370,831
         Net realized gain from investment transactions .................................              126,355              187,670
         Change in unrealized (depreciation) / appreciation on investments ..............              (86,977)             310,858
                                                                                                   -----------          -----------

              Net increase in net assets resulting from operations ......................              558,582              869,359
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net investment income ..........................................................             (510,597)            (370,980)
                                                                                                   -----------          -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ...........           26,010,839            7,464,704
                                                                                                   -----------          -----------

                     Total increase in net assets .......................................           26,058,824            7,963,083

NET ASSETS

     Beginning of period ................................................................           13,754,558            5,791,475
                                                                                                   -----------          -----------

     End of period  (including undistributed net investment income
                     of $8,607 at September 30, 2003) ...................................          $39,813,382          $13,754,558
                                                                                                   ===========          ===========


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                              September 30, 2003 (a)                        March 31, 2003

                                                            Shares               Value                Shares               Value
                                                         ---------------------------------------------------------------------------

Shares sold ............................................   2,569,062          $28,334,073              819,037          $ 8,857,334

Shares issued for reinvestment of distributions ........      33,470              367,504               27,707              296,137
                                                         -----------          -----------          -----------          -----------

                                                           2,602,532           28,701,577              846,744            9,153,471

Shares redeemed ........................................    (246,261)          (2,690,738)            (156,796)          (1,688,767)
                                                         -----------          -----------          -----------          -----------

     Net increase ......................................   2,356,271          $26,010,839              689,948          $ 7,464,704
                                                         ===========          ===========          ===========          ===========




See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                              Period ended                For the Years ended March 31,
                                                              September 30,
                                                                2003 (a)         2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................     $     10.88   $     10.08   $     10.32   $      9.84   $     10.30

      Income from investment operations
           Net investment income .........................            0.16          0.51          0.59          0.61          0.60
           Net realized and unrealized gain (loss)
               on investments ............................            0.12          0.80         (0.24)         0.48         (0.46)
                                                               -----------   -----------   -----------   -----------   -----------

               Total from investment operations ..........            0.28          1.31          0.35          1.09          0.14
                                                               -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................           (0.16)        (0.51)        (0.59)        (0.61)        (0.60)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ...........................     $     11.00   $     10.88   $     10.08   $     10.32   $      9.84
                                                               ===========   ===========   ===========   ===========   ===========

Total return .............................................            2.59 %       13.30 %        3.32 %       11.46 %        1.47 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ..........................     $39,813,382   $13,754,558   $ 5,791,475   $ 6,630,599   $ 8,193,248
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .            0.92 %(b)     1.97 %        2.44 %        1.99 %        1.57 %
           After expense reimbursements and waived fees ..            0.40 %(b)     0.58 %        0.90 %        0.90 %        0.90 %

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees .            3.03 %(b)     3.16 %        4.12 %        4.96 %        5.26 %
           After expense reimbursements and waived fees ..            3.53 %(b)     4.55 %        5.65 %        6.05 %        5.93 %

      Portfolio turnover rate ............................           38.06 %       74.35 %       23.87 %        7.68 %       15.41 %

(a) Unaudited.
(b) Annualized.


See accompanying notes to financial statements


                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The EARNEST Partners Fixed Income Trust (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities. The Fund began operations on November 15, 1991. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., Eastern Time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost, which approximates value.

               The financial statements include securities valued at $547,188 (1.37% of net assets) whose values have been estimated using a method also approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $161,831, $70,384 of which expires in the year 2004, and $91,447 of which expires in the year 2009. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.




                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


          D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, EARNEST Partners Limited, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

          The Advisor voluntarily waived all or a portion of its fee and reimbursed expenses of the Fund to limit total Fund operating expenses to 0.40% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $75,267 ($0.03 per share) and has reimbursed expenses totaling $10,944 for the period ended September 30, 2003.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services with an additional charge of 0.01% of annual average net assets paid monthly. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month plus $500 per month for each additional class of shares. For the period ended September 30, 2003, the Transfer Agent received $9,000 in such fees.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.




                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $37,717,849 and $11,516,616, respectively, for the period ended September 30, 2003. Purchases and sales of long-term U.S. government securities aggregated $12,544,271 and $10,966,012, respectively, for the period ended September 30, 2003.


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.

________________________________________________________________________________


                             EARNEST PARTNERS FIXED
                                  INCOME TRUST

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

Semi-Annual Report 2003





                                                                   Balanced Fund
                                                                     Equity Fund
                                                              Small Company Fund
                                                       International Equity Fund
                                                                    Mid-Cap Fund

                                                              September 30, 2003
                                                                     (Unaudited)





   [COMPANY LOGO HERE]

BROWH CAPITAL MANAGEMENT


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the "Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

For more information about the Funds, including charges and expenses, call the Funds for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 71.05%

      Aerospace / Defense - 1.19%
           Lockheed Martin Corporation ...........................................                    3,020              $   139,373
                                                                                                                         -----------

      Automobiles & Components - 0.64%
           Harley-Davidson, Inc. .................................................                    1,560                   75,192
                                                                                                                         -----------

      Banks - 2.51%
           Fifth Third Bancorp ...................................................                    2,490                  138,120
           First Tennessee National Corporation ..................................                      890                   37,789
           Wells Fargo & Company .................................................                    2,310                  118,965
                                                                                                                         -----------
                                                                                                                             294,874
                                                                                                                         -----------
      Beverages - 0.63%
           The Pepsi Bottling Group, Inc. ........................................                    3,600                   74,088
                                                                                                                         -----------

      Capital Goods - 3.02%
           Equifax Inc. ..........................................................                    2,685                   59,795
        (a)Fiserv, Inc. ..........................................................                    4,500                  163,035
           Illinois Tool Works Inc. ..............................................                    1,975                  130,864
                                                                                                                         -----------
                                                                                                                             353,694
                                                                                                                         -----------
      Distribution / Wholesale - 0.76%
           Fastenal Company ......................................................                    2,358                   89,132
                                                                                                                         -----------

      Diversified Financials - 11.61%
           American Express Company ..............................................                    2,700                  121,662
           Chubb Corporation .....................................................                    1,510                   97,969
           Citigroup Inc. ........................................................                    6,096                  277,429
           Legg Mason Inc. .......................................................                    1,690                  122,018
           Merrill Lynch & Company, Inc. .........................................                    4,090                  218,938
           SLM Corporation .......................................................                    2,595                  101,101
           T. Rowe Price Group Inc. ..............................................                    4,195                  173,086
           The Charles Schwab Corporation ........................................                    9,610                  114,455
           The Goldman Sachs Group, Inc. .........................................                    1,600                  134,240
                                                                                                                         -----------
                                                                                                                           1,360,898
                                                                                                                         -----------
      Energy - 1.25%
        (a)Pioneer Natural Resources Company .....................................                    3,110                   79,181
        (a)Smith International, Inc. .............................................                    1,870                   67,283
                                                                                                                         -----------
                                                                                                                             146,464
                                                                                                                         -----------







                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Food, Beverage, & Tobacco - 1.03%
           Altria Group Inc. .....................................................                    2,750              $   120,450
                                                                                                                         -----------

      Food & Drug Retailing - 1.01%
        (a)Express Scripts Inc. ..................................................                      550                   33,632
           Sysco Corporation .....................................................                    2,580                   84,392
                                                                                                                         -----------
                                                                                                                             118,024
                                                                                                                         -----------
      Health Care Equipment & Services - 5.48%
           Biomet, Inc. ..........................................................                    2,930                   98,477
           HCA Inc. ..............................................................                    3,380                  124,587
           Health Management Associates, Inc. ....................................                    8,250                  179,933
        (a)Quest Diagnostics Incorporated ........................................                      980                   59,427
           Stryker Corporation ...................................................                    1,160                   87,360
        (a)Zimmer Holdings, Inc. .................................................                    1,682                   92,678
                                                                                                                         -----------
                                                                                                                             642,462
                                                                                                                         -----------
      Hotels Restaurants & Leisure - 2.35%
           Carnival Corporation ..................................................                    7,100                  233,519
           Royal Caribbean Cruises Ltd. ..........................................                    1,500                   42,165
                                                                                                                         -----------
                                                                                                                             275,684
                                                                                                                         -----------
      Insurance - 1.53%
           American International Group, Inc. ....................................                    3,110                  179,447
                                                                                                                         -----------

      Media - 1.69%
           The Walt Disney Company ...............................................                    4,710                   95,001
           Viacom Inc. ...........................................................                    2,700                  103,410
                                                                                                                         -----------
                                                                                                                             198,411
                                                                                                                         -----------
      Medical Supplies - 0.39%
        (a)Boston Scientific Corporation .........................................                      710                   45,298
                                                                                                                         -----------

      Pharmaceuticals & Biotechnology - 6.16%
           Airgas, Inc. ..........................................................                    3,380                   60,164
        (a)Amgen, Inc. ...........................................................                    1,960                  126,557
        (a)Chiron Corporation ....................................................                    1,870                   96,660
           Johnson & Johnson .....................................................                    2,030                  100,526
        (a)King Pharmaceuticals, Inc. ............................................                    4,350                   65,902
           Pfizer, Inc. ..........................................................                    8,960                  272,205
                                                                                                                         -----------
                                                                                                                             722,014
                                                                                                                         -----------






                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retailing - 10.70%
        (a)Bed Bath & Beyond Inc. ..................................................                      10             $       382
        (a)Costco Wholesale Corporation ............................................                   2,050                  63,714
           Family Dollar Stores, Inc. ..............................................                   2,670                 106,506
        (a)Kohl's Corporation ......................................................                   2,220                 118,770
           Lowe's Companies, Inc. ..................................................                   4,170                 216,423
           The Home Depot, Inc. ....................................................                   7,810                 248,749
           The TJX Companies, Inc. .................................................                   2,270                  84,739
           Tiffany & Co. ...........................................................                  12,960                 251,683
           Wal-Mart Stores, Inc. ...................................................                   2,930                 163,641
                                                                                                                         -----------
                                                                                                                           1,254,607
                                                                                                                         -----------
      Software & Services - 2.89%
        (a)eBay Inc. ...............................................................                   1,400                  74,914
           First Data Corporation ..................................................                   2,100                  83,916
        (a)Intuit Inc. .............................................................                   3,730                 179,935
                                                                                                                         -----------
                                                                                                                             338,765
                                                                                                                         -----------
      Technology Hardware & Equipment - 16.21%
        (a)Altera Corporation ......................................................                   4,880                  92,232
        (a)Analog Devices, Inc. ....................................................                   3,910                 148,658
        (a)Applied Materials, Inc. .................................................                   3,910                  70,927
        (a)Celestica Inc. ..........................................................                   3,820                  60,585
        (a)Cisco Systems, Inc. .....................................................                  14,640                 286,066
        (a)Dell Computer Corporation ...............................................                   2,130                  71,121
        (a)EMC Corporation .........................................................                   6,570                  82,979
           Intel Corporation .......................................................                   8,610                 236,861
           International Business Machines Corporation .............................                   2,130                 188,143
        (a)Jabil Circuit, Inc. .....................................................                   3,910                 101,856
           Microsoft Corporation ...................................................                  12,420                 345,152
           Texas Instruments, Inc. .................................................                   5,680                 129,504
        (a)Xilinx, Inc. ............................................................                   3,020                  86,100
                                                                                                                         -----------
                                                                                                                           1,900,184
                                                                                                                         -----------

           Total Common Stocks (Cost $7,567,314) ...........................................................               8,329,061
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Interest            Maturity
                                                           Principal              Rate                Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 3.68%

      United States Treasury Note ...................       $100,000             7.500%             02/15/05                 108,613
      United States Treasury Note ...................         20,000             8.000%             11/15/21                  27,741
      United States Treasury Note ...................         20,000             6.250%             08/15/23                  23,380
      Federal Home Loan Bank ........................        100,000             5.330%             05/05/04                 102,448
      Federal Home Loan Mortgage Company ............        155,000             5.950%             01/19/06                 169,190
                                                                                                                         -----------
           Total U.S. Government Obligations (Cost $395,967) ...............................................                 431,372
                                                                                                                         -----------

                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Interest            Maturity                Value
                                                           Principal              Rate                Date                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 18.03%

      AT&T Corporation ...............................      $ 75,000             6.375%             03/15/04             $    75,516
      Bank of America Corporation ....................        15,000             6.875%             02/15/05                  16,068
      Boston Edison Company ..........................        60,000             7.800%             05/15/10                  73,383
      Chase Manhattan Corporation ....................        45,000             6.500%             08/01/05                  48,724
      Coca-Cola Co. ..................................       200,000             5.750%             03/15/11                 221,952
      Dow Chemical ...................................       170,000             7.375%             11/01/29                 189,016
      Dow Chemical Capital Debentures ................        15,000             9.200%             06/01/10                  18,254
      El Paso Energy .................................       200,000             6.950%             12/15/07                 175,000
      Enron Corporation ..............................       200,000             7.625%             09/10/04                  40,000
      Ford Motor Company .............................       170,000             6.375%             02/01/29                 138,463
      ITT Corporation ................................        95,000             7.375%             11/15/15                  98,800
      Nalco Chemical .................................        50,000             6.250%             05/15/08                  54,149
      Pharmacia Corporation ..........................        95,000             6.210%             02/05/08                 103,410
      Procter & Gamble ...............................       100,000             6.600%             12/15/04                 106,161
      R.J. Reynolds Tobacco Holdings, Inc. ...........        30,000             8.750%             04/15/04                  31,040
      Safeway, Inc. ..................................       170,000             6.150%             03/01/06                 184,369
      Sears Roebuck Acceptance .......................       170,000             7.000%             02/01/11                 194,527
      Time Warner Inc. ...............................        35,000             9.150%             02/01/23                  44,144
      U.S.F. & G. Corporation ........................        90,000             7.125%             06/01/05                  97,191
      Wachovia Corp. .................................       100,000             7.450%             07/15/05                 110,028
      Wal-Mart Stores, Inc. ..........................        80,000             8.070%             12/21/12                  93,794
                                                                                                                         -----------

           Total Corporate Obligations (Cost $2,157,594) ...................................................               2,113,989
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 6.94%

      Evergreen Institutional Treasury Money Market Fund Class I #497 .....................          280,978                 280,978
      Evergreen Institutional Money Market Fund Class I #495 ..............................          532,271                 532,271
           (Cost $813,249)                                                                                               -----------
                                                                                                                             813,249
                                                                                                                         -----------

Total Value of Investments (Cost $10,934,124 (b)) .........................................            99.70 %           $11,687,671
Other Assets Less Liabilities .............................................................             0.30 %                35,428
                                                                                                      ------             -----------
      Net Assets ..........................................................................           100.00 %           $11,723,099
                                                                                                      ======             ===========

      (a)  Non-income producing investment.
      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation .........................................................................            $ 1,430,604
           Unrealized depreciation .........................................................................               (677,057)
                                                                                                                        -----------

                      Net unrealized appreciation ..........................................................            $   753,547
                                                                                                                        ===========

See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $10,934,124) ........................................................                $ 11,687,671
      Cash ............................................................................................                         668
      Income receivable ...............................................................................                      45,370
      Receivable for fund shares sold .................................................................                       3,930
      Prepaid expenses ................................................................................                       2,506
                                                                                                                       ------------

           Total assets ...............................................................................                  11,740,145
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      17,046
                                                                                                                       ------------

NET ASSETS
      (applicable to 863,626 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 11,723,099
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($11,723,099 / 863,626 shares) ..................................................................                $      13.57
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 13,460,455
      Undistributed net investment income .............................................................                       7,815
      Accumulated net realized loss on investments ....................................................                  (2,498,718)
      Net unrealized appreciation on investments ......................................................                     753,547
                                                                                                                       ------------
                                                                                                                       $ 11,723,099
                                                                                                                       ============




















See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2003
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest ......................................................................................              $    78,999
           Dividends .....................................................................................                   35,123
                                                                                                                        -----------

               Total income ..............................................................................                  114,122
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   36,573
           Fund administration fees (note 2) .............................................................                    9,846
           Custody fees ..................................................................................                    2,626
           Registration and filing administration fees (note 2) ..........................................                    2,059
           Fund accounting fees (note 2) .................................................................                   14,063
           Audit fees ....................................................................................                    7,521
           Legal fees ....................................................................................                    4,262
           Securities pricing fees .......................................................................                    4,473
           Shareholder recordkeeping fees (note 2) .......................................................                    9,000
           Other accounting fees (note 2) ................................................................                    2,154
           Shareholder servicing expenses ................................................................                    2,256
           Registration and filing expenses ..............................................................                    2,404
           Printing expenses .............................................................................                      502
           Trustee fees and meeting expenses .............................................................                    2,256
           Other operating expenses ......................................................................                    2,507
                                                                                                                        -----------

               Total expenses ............................................................................                  102,502
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) ........................................                  (35,142)
                                                                                                                        -----------

               Net expenses ..............................................................................                   67,360
                                                                                                                        -----------

                    Net investment income ................................................................                   46,762
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                  (84,891)
      Change in unrealized appreciation / (depreciation) on investments ..................................                1,727,877
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                1,642,986
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 1,689,748
                                                                                                                        ===========







See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended          Year ended
                                                                                                   September 30,          March 31,
                                                                                                     2003 (a)               2003
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment income .........................................................           $    46,763          $   102,268
         Net realized loss from investment transactions ................................               (84,891)          (1,620,302)
         Change in unrealized appreciation / (depreciation) on investments .............             1,727,877           (1,459,914)
                                                                                                   -----------          -----------

              Net increase (decrease) in net assets resulting from operations ..........             1,689,749           (2,977,948)
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net investment income .........................................................               (41,452)             (99,764)
                                                                                                   -----------          -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b)              (613,562)             185,614
                                                                                                   -----------          -----------

                     Total increase (decrease) in net assets ...........................             1,034,735           (2,892,098)

NET ASSETS

     Beginning of period ...............................................................            10,688,364           13,580,462
                                                                                                   -----------          -----------

     End of period   (including undistributed net investment income of $7,844
                      in September 30, 2003 and $2,504 in March 31, 2003)...............           $11,723,099          $10,688,364
                                                                                                   ===========          ===========


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                         --------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                              September 30, 2003 (a)                        March 31, 2003

                                                            Shares               Value                Shares               Value
                                                         --------------------------------------------------------------------------

Shares sold .......................................           64,195          $   863,542               51,869          $   662,110

Shares issued for reinvestment of distributions....            3,045               40,378                8,020               97,403
                                                         -----------          -----------          -----------          -----------

                                                              67,240              903,920               59,889              759,513

Shares redeemed ...................................         (116,549)          (1,517,482)             (45,224)            (573,899)
                                                         -----------          -----------          -----------          -----------

     Net (decrease) increase ......................          (49,309)         $  (613,562)              14,665          $   185,614
                                                         ===========          ===========          ===========          ===========




See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                               Period ended               For the Years ended March 31,
                                                               September 30,
                                                                 2003 (a)        2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................     $     11.71   $     15.12   $     15.61   $     18.20   $     17.78

      Income (loss) from investment operations
           Net investment income .........................            0.06          0.11          0.15          0.16          0.10
           Net realized and unrealized gain (loss)
               on investments ............................            1.85         (3.41)        (0.49)        (2.04)         1.34
                                                               -----------   -----------   -----------   -----------   -----------
               Total from investment operations ..........            1.91         (3.30)        (0.34)        (1.88)         1.44
                                                               -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net investment income .........................           (0.05)        (0.11)        (0.15)        (0.16)        (0.10)
           Net realized gain from investment transactions             0.00          0.00         (0.00)        (0.55)        (0.92)
                                                               -----------   -----------   -----------   -----------   -----------
               Total distributions .......................           (0.05)        (0.11)        (0.15)        (0.71)        (1.02)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of period ...........................     $     13.57   $     11.71   $     15.12   $     15.61   $     18.20
                                                               ===========   ===========   ===========   ===========   ===========

Total return .............................................           16.32 %      (21.85)%       (2.15)%      (10.69)%        8.22 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ..........................     $11,723,099   $10,688,364   $13,580,462   $13,398,525   $14,278,472
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .            1.82 %(b)     1.83 %        1.71 %        1.54 %        1.59 %
           After expense reimbursements and waived fees ..            1.20 %(b)     1.20 %        1.20 %        1.20 %        1.20 %
      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees .            0.22 %(b)     0.26 %        0.48 %        0.59 %        0.21 %
           After expense reimbursements and waived fees ..            0.84 %(b)     0.89 %        0.99 %        0.92 %        0.60 %

      Portfolio turnover rate ............................           10.13 %       44.22 %       27.95 %       46.05 %       45.01 %

(a)   Unaudited.
(b)   Annualized.

See accompanying notes to financial statements


                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The Fund has capital loss carryforwards for federal income tax purposes of $2,286,573, of which $466,335 expires in the year 2010 and $1,820,238 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.




                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

          The Advisor intends to voluntarily waive a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $35,142 ($0.04 per share) for the period ended September 30, 2003.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust:
          0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month plus $500 per month for each additional class of shares. For the period ended September 30, 2003, the Transfer Agent received $9,000 in such fees.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.




                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,092,756 and $2,056,207, respectively, for the period ended September 30, 2003.


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 98.58%

      Aerospace / Defense - 1.65%
           Lockheed Martin Corporation ...........................................                    4,400              $   203,060
                                                                                                                         -----------

      Automobile & Components - 0.86%
           Harley-Davidson, Inc. .................................................                    2,200                  106,040
                                                                                                                         -----------

      Banks - 3.14%
           Fifth Third Bancorp ...................................................                    3,000                  166,410
           First Tennessee National Corporation ..................................                    1,300                   55,198
           Wells Fargo & Company .................................................                    3,200                  164,800
                                                                                                                         -----------
                                                                                                                             386,408
                                                                                                                         -----------
      Beverages - 0.87%
           The Pepsi Bottling Group, Inc. ........................................                    5,200                  107,016
                                                                                                                         -----------

      Capital Goods - 5.58%
           Airgas Inc. ...........................................................                    4,900                   87,220
           Equifax Inc. ..........................................................                    3,850                   85,740
        (a)Fiserv, Inc. ..........................................................                    6,650                  240,929
           Illinois Tool Works Inc. ..............................................                    4,100                  271,666
                                                                                                                         -----------
                                                                                                                             685,555
                                                                                                                         -----------
      Distribution / Wholesale - 1.05%
           Fastenal Company ......................................................                    3,414                  129,049
                                                                                                                         -----------

      Diversified Financials - 17.07%
           American Express Company ..............................................                    4,000                  180,240
           Chubb Corporation .....................................................                    2,200                  142,736
           Citigroup Inc .........................................................                    9,000                  409,590
           Legg Mason, Inc. ......................................................                    2,900                  209,380
           Merrill Lynch & Company, Inc. .........................................                    7,000                  374,710
           SLM Corporation .......................................................                    3,600                  140,256
           T. Rowe Price Group Inc. ..............................................                    6,500                  268,190
           The Charles Schwab Corporation ........................................                   13,700                  163,167
           The Goldman Sachs Group, Inc. .........................................                    2,500                  209,750
                                                                                                                         -----------
                                                                                                                           2,098,019
                                                                                                                         -----------
      Energy - 1.74%
        (a)Pioneer Natural Resources Company .....................................                    4,600                  117,116
        (a)Smith International, Inc. .............................................                    2,700                   97,146
                                                                                                                         -----------
                                                                                                                             214,262
                                                                                                                         -----------
      Food, Beverage & Tobacco - 1.43%
           Altria Group, Inc. ....................................................                    4,000                  175,200
                                                                                                                         -----------




                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Food & Drug Retailing - 1.43%
        (a)Express Scripts, Inc. ...............................................                       900               $    55,035
           Sysco Corporation ...................................................                     3,700                   121,027
                                                                                                                         -----------
                                                                                                                             176,062
                                                                                                                         -----------
      Health Care Equipment & Services - 8.20%
           Biomet, Inc. ........................................................                     4,700                   157,967
           HCA Inc. ............................................................                     5,000                   184,300
           Health Management Associates, Inc. ..................................                    13,500                   294,435
        (a)Quest Diagnostics Incorporated ......................................                     1,900                   115,216
           Stryker Corporation .................................................                     1,600                   120,496
        (a)Zimmer Holdings, Inc. ...............................................                     2,452                   135,105
                                                                                                                         -----------
                                                                                                                           1,007,519
                                                                                                                         -----------
      Hotels, Restaurants & Leisure - 2.76%
           Carnival Corporation ................................................                    10,320                   339,425
                                                                                                                         -----------

      Insurance - 2.53%
           American International Group, Inc. ..................................                     5,400                   311,580
                                                                                                                         -----------

      Media - 2.35%
           The Walt Disney Company .............................................                     6,700                   135,139
           Viacom Inc. .........................................................                     4,000                   153,200
                                                                                                                         -----------
                                                                                                                             288,339
                                                                                                                         -----------
      Medical Supplies - 0.57%
        (a)Boston Scientific Corporation .......................................                     1,100                    70,180
                                                                                                                         -----------

      Pharmaceuticals & Biotechnology - 7.55%
        (a)Amgen Inc. ..........................................................                     2,800                   180,796
        (a)Chiron Corporatin ...................................................                     2,700                   139,563
           Johnson & Johnson ...................................................                     2,900                   143,608
        (a)King Pharmaceuticals, Inc. ..........................................                     6,200                    93,930
           Pfizer Inc. .........................................................                    12,200                   370,636
                                                                                                                         -----------
                                                                                                                             928,533
                                                                                                                         -----------
      Retailing - 13.95%
        (a)Costco Wholesale Corporation ........................................                     3,400                   105,672
           Family Dollar Stores, Inc. ..........................................                     3,900                   155,571
        (a)Kohl's Corporation ..................................................                     3,200                   171,200
           Lowe's Companies, Inc. ..............................................                     6,000                   311,400
           The Home Depot, Inc. ................................................                    11,000                   350,350
           The TJX Companies, Inc. .............................................                    13,800                   267,996
           Tiffany & Co. .......................................................                     3,300                   123,189
           Wal-Mart Stores, Inc. ...............................................                     4,100                   228,985
                                                                                                                         -----------
                                                                                                                           1,714,363
                                                                                                                         -----------


                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Software & Services - 7.82%
        (a)eBay Inc. ...............................................................                   2,200             $   117,722
           First Data Corporation ..................................................                   3,000                 119,880
        (a)Intuit Inc. .............................................................                   3,700                 178,488
           Microsoft Corporation ...................................................                  19,600                 544,684
                                                                                                                         -----------
                                                                                                                             960,774
                                                                                                                         -----------
      Technology Hardware & Equipment - 18.03%
        (a)Altera Corporation ......................................................                   7,100                 134,190
        (a)Analog Devices, Inc. ....................................................                   4,200                 159,684
        (a)Applied Materials, Inc. .................................................                   5,500                  99,770
        (a)Celestica Inc. ..........................................................                   5,700                  90,402
        (a)Cisco Systems, Inc. .....................................................                  21,200                 414,248
        (a)Dell Computer Corporation ...............................................                   3,700                 123,543
        (a)EMC Corporation .........................................................                   9,500                 119,985
           Intel Corporation .......................................................                  12,300                 338,373
           International Business Machines Corporation .............................                   3,000                 264,990
        (a)Jabil Circuit, Inc. .....................................................                   6,200                 161,510
           Texas Instruments, Inc. .................................................                   8,200                 186,960
        (a)Xilinx, Inc. ............................................................                   4,300                 122,593
                                                                                                                         -----------
                                                                                                                           2,216,248
                                                                                                                         -----------

           Total Common Stocks (Cost $11,218,736) ..........................................................              12,117,632
                                                                                                                         -----------

INVESTMENT COMPANY - 1.55%

           Evergreen Select Money Market Fund Class I #495 ..........................                190,632                 190,632
           (Cost $190,632)                                                                                               -----------


Total Value of Investments (Cost $11,409,368 (b)) ...................................                 100.13 %          $12,308,264
Liabilities In Excess of Other Assets ...............................................                  (0.13)%              (15,388)
                                                                                                      ------            -----------
      Net Assets ....................................................................                 100.00 %          $12,292,876
                                                                                                      ======            ===========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................            $ 1,577,068
           Unrealized depreciation .........................................................................               (678,172)
                                                                                                                        -----------

                      Net unrealized appreciation ..........................................................            $   898,896
                                                                                                                        ===========


See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $11,409,368) ........................................................                $ 12,308,264
      Income receivable ...............................................................................                       8,614
      Receivable for fund shares sold .................................................................                         465
      Prepaid expenses ................................................................................                       2,354
                                                                                                                       ------------

           Total assets ...............................................................................                  12,319,697
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      18,842
      Other liabilities ...............................................................................                       7,979
                                                                                                                       ------------

           Total liabilities ..........................................................................                      26,821
                                                                                                                       ------------

NET ASSETS
      (applicable to 826,242 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 12,292,876
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($12,292,876 / 826,242 shares) ..................................................................                $      14.88
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 14,602,763
      Accumulated net investment loss .................................................................                     (23,523)
      Accumulated net realized loss on investments ....................................................                  (3,185,260)
      Net unrealized appreciation on investments ......................................................                     898,896
                                                                                                                       ------------
                                                                                                                       $ 12,292,876
                                                                                                                       ============

















See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2003
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $    47,141
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   38,371
           Fund administration fees (note 2) .............................................................                   10,328
           Custody fees ..................................................................................                    2,660
           Registration and filing administration fees (note 2) ..........................................                    2,406
           Fund accounting fees (note 2) .................................................................                   14,090
           Audit fees ....................................................................................                    7,108
           Legal fees ....................................................................................                    5,242
           Securities pricing fees .......................................................................                    2,774
           Shareholder recordkeeping fees ................................................................                    9,000
           Other accounting fees (note 2) ................................................................                    1,672
           Shareholder servicing expenses ................................................................                    2,897
           Registration and filing expenses ..............................................................                    6,192
           Printing expenses .............................................................................                    1,146
           Trustee fees and meeting expenses .............................................................                    2,001
           Other operating expenses ......................................................................                    2,501
                                                                                                                        -----------

               Total expenses ............................................................................                  108,388
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) ......................................................                   (1,056)
                    Investment advisory fees waived (note 2) .............................................                  (36,668)
                                                                                                                        -----------

               Net expenses ..............................................................................                   70,664
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (23,523)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (138,730)
      Change in unrealized appreciation / (depreciation) on investments ..................................                2,266,871
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                2,128,141
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 2,104,618
                                                                                                                        ===========








See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended          Year ended
                                                                                                   September 30,          March 31,
                                                                                                     2003 (a)               2003
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment loss ...........................................................           $   (23,523)         $   (45,151)
         Net realized loss from investment transactions ................................              (138,730)          (2,161,964)
         Change in unrealized appreciation / (depreciation) on investments .............             2,266,871           (2,236,933)
                                                                                                   -----------          -----------

              Net increase (decrease) in net assets resulting from operations ..........             2,104,618           (4,444,048)
                                                                                                   -----------          -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b)               (43,858)             426,769
                                                                                                   -----------          -----------

                     Total increase (decrease) in net assets ...........................             2,060,760           (4,017,279)

NET ASSETS

     Beginning of period ...............................................................            10,232,116           14,249,395
                                                                                                   -----------          -----------

     End of period .....................................................................           $12,292,876          $10,232,116
                                                                                                   ===========          ===========


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                         --------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                              September 30, 2003 (a)                        March 31, 2003

                                                            Shares               Value                Shares               Value
                                                         --------------------------------------------------------------------------

Shares sold ...................................                4,110          $    57,346              168,007          $ 2,466,063

Shares redeemed ...............................               (7,055)            (101,204)            (142,652)          (2,039,294)
                                                         -----------          -----------          -----------          -----------

     Net (decrease) increase ..................               (2,945)         $   (43,858)              25,355          $   426,769
                                                         ===========          ===========          ===========          ===========











See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                               Period ended               For the Years ended March 31,
                                                               September 30,
                                                                 2003 (a)        2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................       $     12.34   $     17.73   $     18.49   $     24.26   $     23.24

      Income (loss) from investment operations
           Net investment loss .........................             (0.03)        (0.05)        (0.07)        (0.07)        (0.09)
           Net realized and unrealized gain (loss)
               on investments ..........................              2.57         (5.34)        (0.66)        (3.67)         3.13
                                                               -----------   -----------   -----------   -----------   -----------
               Total from investment operations ........              2.54         (5.39)        (0.73)        (3.74)         3.04
                                                               -----------   -----------   -----------   -----------   -----------

      Distributions to shareholders from
           Net realized gain from investment transactions             0.00          0.00         (0.03)        (2.03)        (2.02)
                                                               -----------   -----------   -----------   -----------   -----------

Net asset value, end of period .........................       $     14.88   $     12.34   $     17.73   $     18.49   $     24.26
                                                               ===========   ===========   ===========   ===========   ===========

Total return ...........................................             20.58 %      (30.40)%       (3.97)%      (16.85)%       13.41 %
                                                               ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................       $12,292,876   $10,232,116   $14,249,395   $10,722,281   $10,394,193
                                                               ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees              1.83 %(b)     1.89 %        1.75 %        1.75 %        1.75 %
           After expense reimbursements and waived fees               1.20 %(b)     1.20 %        1.20 %        1.20 %        1.20 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees             (1.04)%(b)    (1.08)%       (1.01)%       (0.93)%       (0.95)%
           After expense reimbursements and waived fees              (0.40)%(b)    (0.39)%       (0.46)%       (0.37)%       (0.40)%

      Portfolio turnover rate ..........................             13.04 %       65.96 %       34.62 %       57.18 %       52.09 %

(a)   Unaudited.
(b)   Annualized.



See accompanying notes to financial statements


                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The Fund has capital loss carryforwards for federal income tax purposes of $2,574,831, of which $511,916 expires in the year 2010 and $2,062,915 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $100 million of average daily net assets and 0.50% of average daily net assets over $100 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $36,668 ($0.04 per share) and has reimbursed expenses in the amount of $1,056 for the period ended September 30, 2003.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust:
          0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month plus $500 per month for each additional class of shares. For the period ended September 30, 2003, the Transfer Agent received $9,000 in such fees. Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,516,274 and $1,498,139, respectively, for the period ended September 30, 2003.





                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 90.65%

      Business Services - 19.22%
        (a)Acxiom Corporation ..................................................                   844,700              $ 13,312,472
        (a)Catalina Marketing Corporation ......................................                   781,500                11,870,985
           Fair, Isaac and Company, Incorporated ...............................                   281,550                16,600,188
        (a)Macrovision Corporation .............................................                   327,100                 6,041,537
        (a)PDI, Inc. ...........................................................                   893,900                21,918,428
        (a)ScanSoft, Inc. ......................................................                 1,995,974                 8,363,131
        (a)SPSS Inc. ...........................................................                   812,300                13,703,501
        (a)Transaction Systems Architects, Inc. ................................                 1,496,500                24,856,865
                                                                                                                        ------------
                                                                                                                         116,667,107
                                                                                                                        ------------
      Consumer Related - 6.81%
        (a)American Italian Pasta Company ......................................                   388,634                15,036,249
        (a)Green Mountain Coffee, Inc. .........................................                   389,997                 7,725,841
        (a)Panera Bread Company ................................................                   261,600                10,715,136
        (a)The Cheesecake Factory Incorporated .................................                   216,850                 7,843,465
                                                                                                                        ------------
                                                                                                                          41,320,691
                                                                                                                        ------------
      Industrial Products & Systems - 15.47%
        (a)ANSYS, Inc. .........................................................                   423,550                15,052,967
           Cognex Corporation ..................................................                   616,800                16,215,672
        (a)CUNO Incorporated ...................................................                   376,400                14,751,154
        (a)Dionex Corporation ..................................................                   401,000                15,783,360
        (a)FEI Company .........................................................                   342,500                 7,993,950
        (a)FLIR Systems, Inc. ..................................................                   224,700                 5,756,814
        (a)Symyx Technologies, Inc. ............................................                   851,947                18,350,938
                                                                                                                        ------------
                                                                                                                          93,904,855
                                                                                                                        ------------
      Information / Knowledge Management - 22.81%
        (a)Advent Software, Inc. ...............................................                   839,250                13,503,533
        (a)American Software, Inc. .............................................                   150,300                   724,446
        (a)Concord Communications, Inc. ........................................                   576,200                 7,542,458
        (a)Datastream Systems, Inc. ............................................                   438,500                 3,398,375
        (a)Dendrite International, Inc. ........................................                 1,033,760                15,702,814
        (a)Manhattan Associates, Inc. ..........................................                   626,000                16,207,140
        (a)Manugistics Group, Inc. .............................................                 2,492,715                13,660,078
        (a)Medialink Worldwide Incorporated ....................................                   193,800                   579,462
        (a)Molecular Devices Corporation .......................................                   965,450                16,818,139
        (a)NetScout Systems, Inc. ..............................................                   939,600                 4,688,604
        (a)QRS Corporation .....................................................                 1,003,850                 8,532,725
        (a)RadiSys Corporation .................................................                 1,117,400                20,157,896
        (a)The BISYS Group, Inc. ...............................................                   351,500                 4,622,225
        (a)Tollgrade Communications, Inc. ......................................                   688,200                11,059,374
        (a)Tripos, Inc. ........................................................                   148,900                 1,261,183
                                                                                                                        ------------
                                                                                                                         138,458,452
                                                                                                                        ------------


                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Medical / Health Care - 18.25%
        (a)Affymetrix, Inc. ....................................................                   661,900              $ 13,893,281
        (a)BioReliance Corporation .............................................                   124,800                 3,189,888
        (a)Bruker BioSciences Corporation ......................................                   642,700                 2,827,880
        (a)Cerner Corporation ..................................................                    43,900                 1,355,193
           Diagnostic Products Corporation .....................................                   402,200                14,611,926
        (a)Gene Logic Inc. .....................................................                 1,760,100                 8,272,470
        (a)Human Genome Sciences, Inc. .........................................                 1,117,200                15,260,952
        (a)Incyte Genomics, Inc. ...............................................                 1,140,900                 5,259,549
        (a)Pharmacopeia, Inc. ..................................................                   931,553                11,829,792
        (a)Specialty Laboratories, Inc. ........................................                 1,425,942                18,608,543
        (a)Techne Corporation ..................................................                   441,350                14,030,516
        (a)Ventana Medical Systems, Inc. .......................................                    40,200                 1,620,060
                                                                                                                        ------------
                                                                                                                         110,760,050
                                                                                                                        ------------
      Pharmaceuticals - 8.09%
        (a)aaiPharma Inc. ......................................................                   803,911                13,754,917
        (a)Albany Molecular Research, Inc. .....................................                   991,950                14,690,780
        (a)Kendle International Inc. ...........................................                   163,500                   895,653
        (a)King Pharmaceuticals, Inc. ..........................................                   545,090                 8,258,113
           Medicis Pharmaceutical Corporation ..................................                   195,900                11,479,740
                                                                                                                        ------------
                                                                                                                          49,079,203
                                                                                                                        ------------

           Total Common Stocks (Cost $559,003,092) .......................................................               550,190,358
                                                                                                                        ------------

INVESTMENT COMPANIES - 9.12%                                                                     Shares
                                                                                              ------------

           Evergreen Institutional Money Market Fund Class I #495 ..............                27,691,221                27,691,221
           Evergreen Institutional Treasury Money Market Fund Class I #497 .....                27,691,221                27,691,221
                                                                                                                        ------------

           Total Investment Companies (Cost $55,382,442) .................................................                55,382,442
                                                                                                                        ------------

Total Value of Investments (Cost $614,385,534 (b)) .............................                     99.77 %            $605,572,800
Liabilities in Excess of Other Assets ..........................................                      0.23 %               1,385,752
                                                                                                    ------              ------------
      Net Assets ...............................................................                    100.00 %            $606,958,552
                                                                                                    ======              ============

      (a)  Non-income producing investment.
      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation .......................................................................             $ 81,119,013
           Unrealized depreciation .......................................................................              (89,931,747)
                                                                                                                       ------------

                      Net unrealized depreciation ........................................................             $ (8,812,734)
                                                                                                                       ============

See accompanying notes to financial statements




                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $614,385,534) ......................................................                $ 605,572,800
      Cash ...........................................................................................                      720,248
      Income receivable ..............................................................................                       47,345
      Receivable for fund shares sold ................................................................                    2,757,816
      Prepaid expenses ...............................................................................                       18,647
                                                                                                                      -------------

           Total assets ..............................................................................                  609,116,856
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       42,979
      Payable for fund shares redeemed ...............................................................                    2,077,518
      Other liabilities ..............................................................................                       37,807
                                                                                                                      -------------

           Total liabilities .........................................................................                    2,158,304
                                                                                                                      -------------

NET ASSETS
      (applicable to 22,863,589 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ........................................                $ 606,958,552
                                                                                                                      =============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
      PER INSTITUTIONAL CLASS SHARE
      ($606,958,552 / 22,863,589 shares) .............................................................                $       26.55
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 629,338,000
      Accumulated net investment loss ................................................................                   (2,778,302)
      Accumulated net realized loss on investments ...................................................                  (10,788,412)
      Net unrealized depreciation on investments .....................................................                   (8,812,734)
                                                                                                                      -------------
                                                                                                                      $ 606,958,552
                                                                                                                      =============

















See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2003
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Interest ....................................................................................              $      14,174
           Dividends ...................................................................................                    317,442
                                                                                                                      -------------

               Total income ............................................................................                    331,616
                                                                                                                      -------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  2,604,312
           Fund administration fees (note 2) ...........................................................                    298,034
           Custody fees ................................................................................                     30,624
           Registration and filing administration fees (note 2) ........................................                      4,118
           Fund accounting fees (note 2) ...............................................................                     39,543
           Audit fees ..................................................................................                      7,020
           Legal fees ..................................................................................                      4,455
           Securities pricing fees .....................................................................                      2,327
           Shareholder recordkeeping fees (note 2) .....................................................                     17,206
           Shareholder servicing expenses ..............................................................                     22,562
           Registration and filing expenses ............................................................                     27,574
           Printing expenses ...........................................................................                     20,055
           Trustee fees and meeting expenses ...........................................................                      2,006
           Other operating expenses ....................................................................                     30,082
                                                                                                                      -------------

               Total expenses ..........................................................................                  3,109,918
                                                                                                                      -------------

                    Net investment loss ................................................................                 (2,778,302)
                                                                                                                      -------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions ...................................................                 (2,751,550)
      Change in unrealized appreciation / (depreciation) on investments ................................                137,161,434
                                                                                                                      -------------

           Net realized and unrealized gain on investments .............................................                134,409,884
                                                                                                                      -------------

               Net increase in net assets resulting from operations ....................................              $ 131,631,582
                                                                                                                      =============












See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                    2003 (a)               2003
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment loss ....................................................                 $ (2,778,302)        $ (3,907,859)
         Net realized loss from investment transactions .........................                   (2,751,550)          (7,742,628)
         Change in unrealized appreciation / (depreciation) on investments ......                  137,161,434         (194,195,331)
                                                                                                  ------------         ------------

              Net increase (decrease) in net assets resulting from operations ...                  131,631,582         (205,845,818)
                                                                                                  ------------         ------------

     Distributions to shareholders from
         Net realized gain from investment transactions .........................                            0              (11,605)
                                                                                                  ------------         ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ...                   95,489,071          173,001,722
                                                                                                  ------------         ------------

                     Total increase (decrease) in net assets ....................                  227,120,653          (32,855,701)

NET ASSETS

     Beginning of period ........................................................                  379,837,899          412,693,600
                                                                                                  ------------         ------------

     End of period ..............................................................                 $606,958,552         $379,837,899
                                                                                                  ============         ============


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                              September 30, 2003 (a)                        March 31, 2003

                                                           Shares                Value               Shares                Value
                                                        ----------------------------------------------------------------------------

Shares sold ......................................         8,360,684         $205,793,391           19,910,473         $467,710,923

Shares issued for reinvestment of distributions ..                 0                    0                  534               11,264
                                                        ------------         ------------         ------------         ------------

                                                           8,360,684          205,793,391           19,911,007          467,722,187

Shares redeemed ..................................        (4,466,753)        (110,304,320)         (13,109,703)        (294,720,465)
                                                        ------------         ------------         ------------         ------------

     Net increase ................................         3,893,931         $ 95,489,071            6,801,304         $173,001,722
                                                        ============         ============         ============         ============




See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                Period ended               For the Years ended March 31,
                                                                September 30,
                                                                  2003 (a)        2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................         $   20.02     $   33.92     $   27.15     $   32.43     $   19.48

      Income (loss) from investment operations
           Net investment loss .........................             (0.12)        (0.21)        (0.17)        (0.04)        (0.18)
           Net realized and unrealized gain (loss)
               on investments ..........................              6.65        (13.69)         7.16         (3.43)        15.25
                                                                 ---------     ---------     ---------     ---------     ---------

               Total from investment operations ........              6.53        (13.90)         6.99         (3.47)        15.07
                                                                 ---------     ---------     ---------     ---------     ---------

      Distributions to shareholders from
           Net realized gain from investment transactions             0.00          0.00 (c)     (0.22)        (1.81)        (2.12)
                                                                 ---------     ---------     ---------     ---------     ---------

Net asset value, end of period .........................         $   26.55     $   20.02     $   33.92     $   27.15     $   32.43
                                                                 =========     =========     =========     =========     =========

Total return ...........................................             32.62 %      (40.98)%       25.72 %      (11.29)%       78.85 %
                                                                 =========     =========     =========     =========     =========

Ratios/supplemental data
      Net assets, end of period (000's) ................         $ 606,959     $ 379,838     $ 412,694     $ 138,682     $  61,020
                                                                 =========     =========     =========     =========     =========


      Ratio of expenses to average net assets ..........              1.20 %(b)     1.23 %        1.24 %        1.35 %        1.48 %

      Ratio of net investment loss to average net assets             (1.06)%(b)    (1.05)%       (0.83)%       (0.23)%       (0.99)%

      Portfolio turnover rate ..........................              0.44 %        0.91 %        7.34 %        7.57 %       28.26 %

(a)   Unaudited.
(b)   Annualized.
(c)   The actual distribution is less than $0.01 per share.


See accompanying notes to financial statements



                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Small Company Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. The Fund began operations on July 23, 1992.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $887,113, which expire in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust:
          0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month plus $500 per month for each additional class of shares. For the period ended September 30, 2003, the Transfer Agent received $17,206 in such fees.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $68,172,557 and $2,052,925, respectively, for the period ended September 30, 2003.


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.24%

      Australian Equities - 3.78%
           National Australia Bank Limited .......................................                    4,700               $   98,604
           Westpac Banking Corporation Limited ...................................                   10,900                  120,278
                                                                                                                          ----------
                                                                                                                             218,882
                                                                                                                          ----------
      Belgium Equity - 1.90%
           Dexia .................................................................                    7,520                  109,826
                                                                                                                          ----------

      Bermuda Equities - 2.03%
           Axis Capital Holdings Limited .........................................                    2,570                   63,633
           Endurance Specialty Holdings Limited ..................................                    1,850                   54,020
                                                                                                                          ----------
                                                                                                                             117,653
                                                                                                                          ----------
      Brazilian Equity - 1.76%
           Petroleo Brasileiro SA - Pfd - ADR ....................................                    4,800                  102,000
                                                                                                                          ----------

      British Equities - 12.96%
           Amvescap PLC ..........................................................                   10,200                   77,318
        (a)easyJet PLC ...........................................................                   21,872                   79,985
           Man Group PLC .........................................................                    7,200                  156,243
           Royal Bank of Scotland Group PLC ......................................                    4,133                  105,232
           SABMiller PLC .........................................................                    9,300                   72,894
        (a)Shire Pharmaceuticals Group PLC .......................................                   14,600                  105,933
           United Business Media PLC .............................................                   13,038                   90,368
           Willis Group Holdings Limited .........................................                    2,000                   61,520
                                                                                                                          ----------
                                                                                                                             749,493
                                                                                                                          ----------
      Canadian Equities - 3.80%
        (a)Patheon Inc. ..........................................................                    8,600                   87,880
           Royal Bank of Canada ..................................................                    3,000                  131,760
                                                                                                                          ----------
                                                                                                                             219,640
                                                                                                                          ----------
      Danish Equities - 2.23%
           Danske Bank A/S .......................................................                    6,000                  114,524
           Nordea ................................................................                    2,540                   14,644
                                                                                                                          ----------
                                                                                                                             129,168
                                                                                                                          ----------
      French Equities - 4.65%
           Aventis SA ............................................................                    1,940                  100,817
           Axa ...................................................................                    5,000                   84,396
           Axa - rights ..........................................................                    5,000                      233
           Hermes International ..................................................                      540                   83,652
                                                                                                                          ----------
                                                                                                                             269,098
                                                                                                                          ----------
      German Equities - 3.40%
           Rhoen-Klinikum AG .....................................................                    2,600                  121,285
           Schering AG ...........................................................                    1,730                   75,434
                                                                                                                          ----------
                                                                                                                             196,719
                                                                                                                          ----------


                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Hong Kong Equities - 5.30%
           Esprit Holdings Limited ...................................................                 54,400             $  165,432
           Nam Tai Electronics, Inc. .................................................                  4,200                113,946
           Travelsky Technology Limited ..............................................                 32,000                 27,066
                                                                                                                          ----------
                                                                                                                             306,444
                                                                                                                          ----------
      Indian Equity - 0.94%
        (a)Satyam Computer Services - ADR ............................................                  4,200                 54,180
                                                                                                                          ----------

      Isralian Equities - 5.54%
        (a)Check Point Software Technologies, Ltd. ...................................                  3,200                 53,760
        (a)Partner Communications Company Ltd. - ADR .................................                 12,300                 72,324
           Teva Pharmaceutical Industries Ltd. - ADR .................................                  3,400                194,480
                                                                                                                          ----------
                                                                                                                             320,564
                                                                                                                          ----------
      Italian Equities - 5.71%
           Amplifon ..................................................................                  4,400                107,784
           Tod's .....................................................................                  2,100                 79,368
           UniCredito Italiano .......................................................                 30,200                143,026
                                                                                                                          ----------
                                                                                                                             330,178
                                                                                                                          ----------
      Japanese Equities - 3.85%
           Daito Trust Construction Co., Ltd. ........................................                  5,100                136,101
           ORIGIN TOSHU Co., Ltd. ....................................................                  3,700                 45,138
           SKY Perfect Communications Inc. ...........................................                     34                 41,173
                                                                                                                          ----------
                                                                                                                             222,412
                                                                                                                          ----------
      Korean Equity - 1.17%
           KT Corporation - ADR ......................................................                  3,400                 67,762
                                                                                                                          ----------

      Mexican Equities - 4.27%
           Fomento Economico Mexicano, SA de CV - ADR ................................                  1,800                 68,670
        (a)Grupo Aeroportuario del Sureste - ADR .....................................                  5,880                 86,436
           Walmart de Mexico SA de CV - Ser.V ........................................                 31,700                 91,869
                                                                                                                          ----------
                                                                                                                             246,975
                                                                                                                          ----------

      Netherland Equities - 9.47%
           ABN AMRO Holding NV .......................................................                  4,838                 89,449
           Akzo Nobel NV .............................................................                  2,530                 79,004
           DSM NV ....................................................................                  2,100                 99,847
           Euronext NV ...............................................................                  5,000                121,957
        (a)Fox Kids Europe NV ........................................................                 11,800                 71,576
           Philips Electronics NV ....................................................                  3,776                 85,715
                                                                                                                          ----------
                                                                                                                             547,548
                                                                                                                          ----------
      Norwegian Equity - 1.43%
        (a)Tandberg ASA ..............................................................                 13,900                 82,674
                                                                                                                          ----------



                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Portugal Equity - 0.96%
           Portugal Telecom - Reg ................................................                    7,036               $   55,729
                                                                                                                          ----------

      Singapore Equities - 5.00%
        (a)Flextronics International Ltd. ........................................                    5,400                   76,572
           Singapore Airlines ....................................................                   14,850                   91,020
           Venture Corporation Limited ...........................................                   10,500                  121,429
                                                                                                                          ----------
                                                                                                                             289,021
                                                                                                                          ----------
      Spanish Equities - 5.41%
           Endesa ................................................................                    5,900                   91,328
           Telefonica - ADR ......................................................                    2,698                   95,644
           Union Fenosa ..........................................................                    7,600                  125,888
                                                                                                                          ----------
                                                                                                                             312,860
                                                                                                                          ----------
      Swedish Equities - 2.75%
           Clas Ohlson AB - B Shares .............................................                    3,500                   78,242
           Nordea ................................................................                   14,200                   80,920
                                                                                                                          ----------
                                                                                                                             159,162
                                                                                                                          ----------
      Swiss Equities - 7.93%
        (a)Nobel Biocare AG ......................................................                    1,755                  153,188
        (a)Swiss Re ..............................................................                    1,725                  109,850
           Synthes-Stratec, Inc. .................................................                      220                  195,370
                                                                                                                          ----------
                                                                                                                             458,408
                                                                                                                          ----------

           Total Common Stocks (Cost $4,947,428) ..........................................................                5,566,396
                                                                                                                          ----------

INVESTMENT COMPANY - 3.73%

      Evergreen Select Money Market Fund Class I #495 ............................                  216,142                  216,142
           (Cost $216,142)                                                                                                ----------



Total Value of Investments (Cost $5,163,570 (b)) .................................                    99.97 %             $5,782,538
Other Assets Less Liabilities ....................................................                     0.03 %                  1,571
                                                                                                     ------               ----------
      Net Assets .................................................................                   100.00 %             $5,784,109
                                                                                                     ======               ==========

      (a)  Non-income producing investment.
      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

           Unrealized appreciation ........................................................................              $1,049,543
           Unrealized depreciation ........................................................................                (430,575)
                                                                                                                         ----------

                      Net unrealized appreciation .........................................................              $  618,968
                                                                                                                         ==========


                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)



      The following acronyms and abbreviations are used in this portfolio:

           AB - Aktiebolag (Swedish)                       PLC - Public Limited Company (British)
           ADR - American Depositary Receipt               SA - Socieded Anonima (Spanish)
           AG - Aktiengesellschaft (German)                SA - Socieded Anonima (Portugal)
           ASA - Allmennaksjeselskap (Norwegian)           SA - Societe Anonyme (French)
           CV - Convertible Securities (Mexican)           SGPS - Sociedade Gestora De Participacoes (Portugal)
           NV - Naamloze Vennootschap (Dutch)              S.p.A. - Societa Per Azioni (Italian)






































See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $5,163,570) ...............................................................           $ 5,782,538
      Cash ..................................................................................................                   591
      Income receivable (cost $4,624) .......................................................................                 4,718
      Prepaid expenses ......................................................................................                 4,662
      Due from advisor (note 2) .............................................................................                 4,047
                                                                                                                        -----------

           Total assets .....................................................................................             5,796,556
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ......................................................................................                12,447
                                                                                                                        -----------

NET ASSETS
      (applicable to 689,107 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ...............................................           $ 5,784,109
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($5,784,109 / 689,107 shares) .........................................................................           $      8.39
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .......................................................................................           $ 6,997,909
      Undistributed net investment income ...................................................................                14,204
      Accumulated net realized loss on investments and foreign currency translations ........................            (1,847,066)
      Net unrealized appreciation on investments and translation of assets
           and liabilities in foreign currencies ............................................................               619,062
                                                                                                                        -----------
                                                                                                                        $ 5,784,109
                                                                                                                        ===========





















See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2003
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Dividends .....................................................................................              $    68,846
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   26,724
           Fund administration fees (note 2) .............................................................                    4,677
           Custody fees ..................................................................................                    3,611
           Registration and filing administration fees (note 2) ..........................................                    1,150
           Fund accounting fees (note 2) .................................................................                   13,767
           Audit fees ....................................................................................                   10,026
           Legal fees ....................................................................................                    4,211
           Securities pricing fees .......................................................................                    6,897
           Shareholder recordkeeping fees (note 2) .......................................................                    9,000
           Other accounting fees (note 2) ................................................................                    7,322
           Shareholder servicing expenses ................................................................                    1,755
           Registration and filing expenses ..............................................................                    2,006
           Printing expenses .............................................................................                      375
           Trustee fees and meeting expenses .............................................................                    2,256
           Other operating expenses ......................................................................                    2,006
                                                                                                                        -----------

               Total expenses ............................................................................                   95,783
                                                                                                                        -----------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (15,743)
                    Investment advisory fees waived (note 2) .............................................                  (26,724)
                                                                                                                        -----------

               Net expenses ..............................................................................                   53,316
                                                                                                                        -----------

                    Net investment income ................................................................                   15,530
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions and foreign currency translations .......................             (160,471)
      Change in unrealized appreciation / (depreciation) on investments
           and translation of assets and liabilities in foreign currencies ...................................            1,584,369
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...................................................            1,423,898
                                                                                                                        -----------

               Net increase in net assets resulting from operations ..........................................          $ 1,439,428
                                                                                                                        ===========







See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended           Year ended
                                                                                                  September 30,           March 31,
                                                                                                    2003 (a)                2003
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment income ..........................................................          $    15,530          $     4,638
         Net realized loss from investment transactions and foreign currency translations             (160,471)          (1,238,056)
         Change in unrealized appreciation / (depreciation) on investments
              and translation of assets and liabilities in foreign currencies ...........            1,584,369             (626,910)
                                                                                                   -----------          -----------

              Net increase (decrease) in net assets resulting from operations ...........            1,439,428           (1,860,328)
                                                                                                   -----------          -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b)               (10,688)               6,289
                                                                                                   -----------          -----------

                     Total increase (decrease) in net assets ............................            1,428,740           (1,854,039)

NET ASSETS

     Beginning of period ................................................................            4,355,369            6,209,408
                                                                                                   -----------          -----------

     End of period   (including undistributed net investment income
                      of $14,204 in September 2003) .....................................          $ 5,784,109          $ 4,355,369
                                                                                                   ===========          ===========


(a) Unaudited.

(b) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                              September 30, 2003 (a)                        March 31, 2003

                                                            Shares               Value                Shares               Value
                                                         ---------------------------------------------------------------------------

Shares sold ....................................             139,851          $ 1,073,688              425,753          $ 2,946,787

Shares redeemed ................................            (140,373)          (1,084,376)            (423,174)          (2,940,498)
                                                         -----------          -----------          -----------          -----------

     Net (decrease) increase ...................                (522)         $   (10,688)               2,579          $     6,289
                                                         ===========          ===========          ===========          ===========










See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                            Period ended               For the Years ended March 31,
                                                            September 30,
                                                              2003 (a)        2003          2002          2001        2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................   $     6.32    $     9.04    $     9.71    $    11.83    $    10.00

      Income (loss) from investment operations
           Net investment income .........................         0.02          0.01          0.05          0.03          0.02
           Net realized and unrealized gain (loss) on investments
               and foreign currency translations .........         2.05         (2.73)        (0.68)        (1.83)         1.83
                                                             ----------    ----------    ----------    ----------    ----------
               Total from investment operations ..........         2.07         (2.72)        (0.63)        (1.80)         1.85
                                                             ----------    ----------    ----------    ----------    ----------

      Distributions to shareholders from
           Net investment income .........................         0.00          0.00         (0.02)        (0.02)        (0.02)
           Tax return of capital .........................         0.00          0.00         (0.02)         0.00          0.00
           Net realized gain from investment transactions          0.00          0.00          0.00         (0.30)         0.00
                                                             ----------    ----------    ----------    ----------    ----------
               Total distributions .......................         0.00          0.00         (0.04)        (0.32)        (0.02)
                                                             ----------    ----------    ----------    ----------    ----------

Net asset value, end of period ...........................   $     8.39    $     6.32    $     9.04    $     9.71    $    11.83
                                                             ==========    ==========    ==========    ==========    ==========

Total return .............................................        32.75 %      (30.09)%       (6.46)%      (15.67)%       18.56 %
                                                             ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
      Net assets, end of period ..........................   $5,784,109    $4,355,369    $6,209,408    $2,699,045    $1,647,537
                                                             ==========    ==========    ==========    ==========    ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .         3.59 %(c)     3.63 %        3.55 %        6.26 %        9.23 %(c)
           After expense reimbursements and waived fees ..         2.00 %(c)     2.00 %        2.00 %        2.00 %        2.00 %(c)
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees .        (1.02)%(c)    (1.54)%       (0.86)%       (3.95)%       (7.11)%(c)
           After expense reimbursements and waived fees ..         0.58 %(c)     0.09 %        0.69 %        0.30 %        0.12 %(c)
      Portfolio turnover rate ............................        10.22 %       38.43 %        5.90 %       14.85 %       23.61 %

(a)   Unaudited.
(b)   For the period from May 28, 1999 (commencement of operations) to March 31, 2000.
(c)   Annualized.

See accompanying notes to financial statements


             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management International Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies, which are incorporated in foreign countries. The Fund began operations on May 28, 1999. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has a capital loss carryforward for federal income tax purposes of $1,257,078, of which $38,628 expires in the year 2007, $92,211 of which expires in the year 2010, and $1,126,239 of which  expires in the year 2011.  It is the  intention  of the
               Trustees not to distribute any realized gains until the carryforward has been offset or expires.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

          D.   Distributions   to   Shareholders   -  The  Fund   will   make  a
               determination each year as to the distribution of its net investment income, if any, and of its realized capital gains, if any, based upon tax considerations both at the Fund level, and the tax considerations of its shareholders. There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.




                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


               F. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

                    The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

                    Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% on the first $100 million of the average daily net assets of the Fund and 0.75% of the average daily net assets over $100 million.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $26,724 ($0.04 per share) and has voluntarily agreed to reimburse $15,743 of the Fund's operating expenses for the period ended September 30, 2003.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration fees shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services, plus 0.01% of annual average net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.




                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month plus $500 per month for each additional class of shares. For the period ended September 30, 2003, the Transfer Agent received $9,000 in such fees.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $514,475 and $668,737, respectively, for the period ended September 30, 2003.


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 98.08%

      Automobiles & Components - 1.56%
           Harley-Davidson, Inc. .....................................................                    950            $    45,790
                                                                                                                         -----------

      Banks - 1.31%
           First Tennessee National Corporation ......................................                    900                 38,214
                                                                                                                         -----------

      Beverages - 0.84%
           The Pepsi Bottling Group, Inc. ............................................                  1,200                 24,696
                                                                                                                         -----------

      Capital Goods - 5.90%
           Airgas, Inc. ..............................................................                  2,650                 47,170
        (a)Ceridian Corporation ......................................................                  1,475                 27,465
           Equifax Inc. ..............................................................                  1,250                 27,837
        (a)Fiserv, Inc. ..............................................................                  1,450                 52,534
        (a)Flextronics International, Ltd. ...........................................                  1,250                 17,725
                                                                                                                         -----------
                                                                                                                             172,731
                                                                                                                         -----------
      Consumer Durables & Apparel - 2.21%
        (a)Fossil Inc. ...............................................................                  1,200                 29,076
        (a)Williams-Sonoma, Inc. .....................................................                  1,325                 35,748
                                                                                                                         -----------
                                                                                                                              64,824
                                                                                                                         -----------
      Diversified Financials - 7.48%
           Chubb Corporation .........................................................                    225                 14,598
           Investors Financial Services Corporation ..................................                  1,650                 51,810
           Legg Mason Inc. ...........................................................                    725                 52,345
           T. Rowe Price Group, Inc. .................................................                  1,650                 68,079
           W.W. Grainger, Inc. .......................................................                    675                 32,096
                                                                                                                         -----------
                                                                                                                             218,928
                                                                                                                         -----------
      Electronic Equipment and Instruments - 5.95%
        (a)Avnet, Inc. ...............................................................                  3,150                 52,038
           Cognex Corporation ........................................................                  1,000                 26,290
        (a)Jabil Circuit, Inc. .......................................................                  2,375                 61,869
           Molex Incorporated ........................................................                    500                 14,295
        (a)Waters Corporation ........................................................                    725                 19,887
                                                                                                                         -----------
                                                                                                                             174,379
                                                                                                                         -----------
      Energy - 1.20%
        (a)Pioneer Natural Resources Company .........................................                  1,375                 35,008
                                                                                                                         -----------








                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Food, Beverage, & Tobacco - 1.36%
        (a)Performance Food Group Company ..............................................                   975           $    39,692
                                                                                                                         -----------

      Health Care Equipment and Services - 7.86%
           Applera Corporation - Applied Biosystems Group ..............................                 2,150                47,966
           Biomet, Inc. ................................................................                   900                30,150
           Health Management Associates, Inc. ..........................................                 3,425                74,699
        (a)Quest Diagnostics Incorporated ..............................................                   475                28,804
        (a)St. Jude Medical, Inc. ......................................................                   900                48,393
                                                                                                                         -----------
                                                                                                                             230,012
                                                                                                                         -----------
      Health Care Providers and Services - 2.86%
        (a)Caremark Rx, Inc. ...........................................................                 1,700                38,420
        (a)Henry Schein Inc. ...........................................................                   800                45,360
                                                                                                                         -----------
                                                                                                                              83,780
                                                                                                                         -----------
      Home Furnishings - 0.91%
           La-Z-Boy Incorporated .......................................................                 1,200                26,640
                                                                                                                         -----------

      Hotels Restaurants & Leisure - 3.96%
        (a)Panera Bread Company ........................................................                 1,375                56,320
           Royal Caribbean Cruises Ltd. ................................................                   900                25,299
        (a)The Cheesecake Factory Incorporated .........................................                   950                34,362
                                                                                                                         -----------
                                                                                                                             115,981
                                                                                                                         -----------
      Insurance - 1.05%
           Willis Group Holdings Ltd. ..................................................                 1,000                30,750
                                                                                                                         -----------

      IT Consulting & Services - 0.89%
           Sigma-Aldrich Corporation ...................................................                   500                25,970
                                                                                                                         -----------

      Machinery - 2.08%
           Danaher Corporation .........................................................                   825                60,934
                                                                                                                         -----------

      Pharmaceuticals & Biotechnology - 4.56%
        (a)Chiron Corporation ..........................................................                   900                46,521
        (a)King Pharmaceuticals Inc. ...................................................                 2,575                39,011
        (a)MedImmune, Inc. .............................................................                 1,450                47,865
                                                                                                                         -----------
                                                                                                                             133,397
                                                                                                                         -----------








                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Retailing - 17.42%
        (a)Chico's FAS's, Inc. .......................................................                  2,175            $    66,642
           Christopher & Banks Corporation ...........................................                    600                 14,316
        (a)Dollar Tree Stores Inc. ...................................................                  2,200                 73,700
           Family Dollar Stores, Inc. ................................................                  1,875                 74,794
           Fred's, Inc. ..............................................................                  2,062                 67,964
        (a)PETsMART, Inc. ............................................................                  2,200                 49,940
        (a)Staples Inc. ..............................................................                  2,850                 67,687
           Tiffany & Co. .............................................................                  1,175                 43,862
           TJX Companies .............................................................                  2,625                 50,978
                                                                                                                         -----------
                                                                                                                             509,883
                                                                                                                         -----------
      Semiconductor Equipment and Services - 9.09%
        (a)Altera Corporation ........................................................                  3,350                 63,315
        (a)Analog Devices, Inc. ......................................................                  1,475                 56,079
        (a)Lam Research Corporation ..................................................                  2,000                 44,300
        (a)Novellus Systems, Inc. ....................................................                  1,300                 43,875
        (a)Xilinx, Inc. ..............................................................                  2,050                 58,446
                                                                                                                         -----------
                                                                                                                             266,015
                                                                                                                         -----------
      Software & Services - 8.35%
           Adobe Systems, Inc. .......................................................                  1,725                 67,723
        (a)BISYS Group, Inc. .........................................................                  2,850                 37,478
        (a)Checkfree Corporation .....................................................                  1,075                 21,500
        (a)Intuit Inc. ...............................................................                  1,325                 63,918
        (a)Sungard Data Systems ......................................................                  2,050                 53,935
                                                                                                                         -----------
                                                                                                                             244,554
                                                                                                                         -----------
      Technology Hardware & Equipment - 4.19%
        (a)Integrated Circuit Systems, Inc. ..........................................                  1,675                 50,317
        (a)Network Appliance, Inc. ...................................................                  1,650                 33,875
        (a)Synopsys, Inc. ............................................................                  1,250                 38,462
                                                                                                                         -----------
                                                                                                                             122,654
                                                                                                                         -----------
      Telecommunication Services - Diversified -1.01%
           CenturyTel Inc. ...........................................................                    875                 29,654
                                                                                                                         -----------

      Telecommunication Services - Wireless - 0.94%
        (a)Nextel Partners, Inc. .....................................................                  3,500                 27,475
                                                                                                                         -----------

      Textiles, Apparel, and Luxury Goods - 1.91%
        (a)Coach Inc. ................................................................                  1,025                 55,965
                                                                                                                         -----------

      Trading Companies & Distributors - 2.05%
           Fastenal Company ..........................................................                  1,586                 59,951
                                                                                                                         -----------



                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Transportation - 1.14%
        (a)Swift Transportation Co., Inc. ...............................................               1,475            $    33,468
                                                                                                                         -----------

           Total Common Stocks (Cost $2,428,283) ............................................................              2,871,345
                                                                                                                         -----------

INVESTMENT COMPANIES - 5.04%

           Evergreen Institutional Money Market Fund Class I #495 .......................             133,821                133,821
           Evergreen Institutional Treasury Money Market Fund Class I #497 ..............              13,696                 13,696
                                                                                                                         -----------

           Total Investment Companies (Cost $147,517) .......................................................                147,517
                                                                                                                         -----------


Total Value of Investments (Cost $2,575,800 (b)) ........................................              103.12 %         $ 3,018,862
Liabilities In Excess of Other Assets ...................................................               (3.12)%             (91,393)
                                                                                                       ------           -----------
      Net Assets ........................................................................              100.00 %         $ 2,927,469
                                                                                                       ======           ===========


      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..........................................................................           $   467,374
           Unrealized depreciation ..........................................................................               (24,312)
                                                                                                                        -----------

                      Net unrealized appreciation ...........................................................           $   443,062
                                                                                                                        ===========

















See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $2,575,800) ..........................................................                $ 3,018,862
      Cash .............................................................................................                        432
      Income receivable ................................................................................                      1,510
      Receivable for fund shares sold ..................................................................                      1,231
      Prepaid expenses .................................................................................                      3,002
      Due from advisor (note 2) ........................................................................                     31,619
                                                                                                                        -----------

           Total assets ................................................................................                  3,056,656
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     18,467
      Payable for investment purchases .................................................................                    110,677
      Payable for fund shares redeemed .................................................................                         43
                                                                                                                        -----------

           Total liabilities ...........................................................................                    129,187
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 2,927,469
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 2,383,805
      Accumulated net investment loss ..................................................................                    (14,041)
      Undistributed net realized gain on investments ...................................................                    114,643
      Net unrealized appreciation on investments .......................................................                    443,062
                                                                                                                        -----------
                                                                                                                        $ 2,927,469
                                                                                                                        ===========
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($2,022,550 / 159,874 shares) ...............................................................                $     12.65
                                                                                                                        ===========

INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($904,919 / 71,635 shares) ..................................................................                $     12.63
                                                                                                                        ===========
















See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2003
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends ......................................................................................               $   4,380
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ..............................................................                  10,095
           Fund administration fees (note 2) ..............................................................                   2,356
           Distribution and service fees - Investor Shares (note 3) .......................................                     969
           Custody fees ...................................................................................                   2,374
           Registration and filing administration fees (note 2) ...........................................                   5,267
           Fund accounting fees (note 2) ..................................................................                  18,135
           Audit fees .....................................................................................                   8,023
           Legal fees .....................................................................................                   5,715
           Securities pricing fees ........................................................................                   3,130
           Shareholder recordkeeping fees (note 2) ........................................................                  12,000
           Other accounting fees (note 2) .................................................................                   9,644
           Shareholder servicing expenses .................................................................                   1,755
           Registration and filing expenses ...............................................................                  15,246
           Printing expenses ..............................................................................                     375
           Trustee fees and meeting expenses ..............................................................                   2,256
           Other operating expenses .......................................................................                   2,006
                                                                                                                          ---------

               Total expenses .............................................................................                  99,346
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) .......................................................                 (70,830)
                    Investment advisory fees waived (note 2) ..............................................                 (10,095)
                                                                                                                          ---------

               Net expenses ...............................................................................                  18,421
                                                                                                                          ---------

                    Net investment loss ...................................................................                 (14,041)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ......................................................                 117,607
      Change in unrealized appreciation / (depreciation) on investments ...................................                 416,382
                                                                                                                          ---------

           Net realized and unrealized gain on investments ................................................                 533,989
                                                                                                                          ---------

               Net increase in net assets resulting from operations .......................................               $ 519,948
                                                                                                                          =========







See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended        Period ended
                                                                                                    September 30,         March 31,
                                                                                                      2003 (a)            2003 (b)
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment loss ...............................................................        $   (14,041)        $    (7,412)
         Net realized gain (loss) from investment transactions .............................            117,607              (2,964)
         Change in unrealized appreciation / (depreciation) on investments .................            416,382              26,680
                                                                                                    -----------         -----------
              Net increase in net assets resulting from operations .........................            519,948              16,304
                                                                                                    -----------         -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (c) ..............            230,026           2,161,191
                                                                                                    -----------         -----------

                     Total increase in net assets ..........................................            749,974           2,177,495

NET ASSETS
     Beginning of period ...................................................................          2,177,495                   0
                                                                                                    -----------         -----------

     End of period .........................................................................        $ 2,927,469         $ 2,177,495
                                                                                                    ===========         ===========


(a)  Unaudited.

(b)  For the period from September 30, 2002 (date of initial public investment) to March 31, 2003.

(c)  A summary of capital share activity follows:
                                                            ------------------------------------------------------------------------
                                                                      Period ended                          Period ended
                                                                 September 30, 2003 (a)                  March 31, 2003 (b)
                                                               Shares              Value               Shares              Value
                                                            ------------------------------------------------------------------------
-------------------------------------------------------
                 INSTITUTIONAL SHARES
-------------------------------------------------------
Shares sold ...........................................             807         $     9,652             159,068         $ 1,602,929
Shares redeemed .......................................               0                   0                   0                   0
                                                            -----------         -----------         -----------         -----------
     Net increase .....................................             807         $     9,652             159,068         $ 1,602,929
                                                            ===========         ===========         ===========         ===========
-------------------------------------------------------
                   INVESTOR SHARES
-------------------------------------------------------
Shares sold ...........................................          24,452         $   289,014              52,790         $   558,358
Shares redeemed .......................................          (5,599)            (68,640)                 (9)                (96)
                                                            -----------         -----------         -----------         -----------
     Net increase .....................................          18,853         $   220,374              52,781         $   558,262
                                                            ===========         ===========         ===========         ===========
-------------------------------------------------------
                    FUND SUMMARY
-------------------------------------------------------
Shares sold ...........................................          25,259         $   298,666             211,858         $ 2,161,287
Shares redeemed .......................................          (5,599)            (68,640)                 (9)                (96)
                                                            -----------         -----------         -----------         -----------
     Net increase .....................................          19,660         $   230,026             211,849         $ 2,161,191
                                                            ===========         ===========         ===========         ===========







See accompanying notes to financial statements



                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Period ended         Period ended
                                                                                              September 30,          March 31,
                                                                                                2003 (a)              2003 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................................................      $     10.28           $     10.00

      Income from investment operations
           Net investment loss .........................................................            (0.06)                (0.04)
           Net realized and unrealized gain on investments .............................             2.43                  0.32
                                                                                              -----------           -----------

               Total from investment operations ........................................             2.37                  0.28
                                                                                              -----------           -----------

Net asset value, end of period .........................................................      $     12.65           $     10.28
                                                                                              ===========           ===========


Total return ...........................................................................            23.05 %                2.80 %
                                                                                              ===========           ===========


Ratios/supplemental data
      Net assets, end of period ........................................................      $ 2,022,550           $ 1,635,414
                                                                                              ===========           ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...............................             7.27 %(c)            15.28 %(c)
           After expense reimbursements and waived fees ................................             1.30 %(c)             1.30 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ...............................            (6.95)%(c)           (14.92)%(c)
           After expense reimbursements and waived fees ................................            (0.97)%(c)            (0.94)%(c)

      Portfolio turnover rate ..........................................................            37.02 %               12.08 %

(a)   Unaudited.

(b)   For the period from September 30, 2002 (date of initial public investment) to March 31, 2003

(c)   Annualized.










(Continued)


                                              THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended      Period ended
                                                                                                  September 30,       March 31,
                                                                                                     2003 (a)          2003 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................................................            $   10.27         $   10.00

      Income from investment operations
           Net investment loss .........................................................                (0.07)            (0.03)
           Net realized and unrealized gain on investments .............................                 2.43              0.30
                                                                                                    ---------         ---------

               Total from investment operations ........................................                 2.36              0.27
                                                                                                    ---------         ---------

Net asset value, end of period .........................................................            $   12.63         $   10.27
                                                                                                    =========         =========


Total return ...........................................................................                23.08 %            2.70 %
                                                                                                    =========         =========


Ratios/supplemental data
      Net assets, end of period ........................................................            $ 904,919         $ 542,081
                                                                                                    =========         =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...............................                 7.65 %(c)        13.67 %(c)
           After expense reimbursements and waived fees ................................                 1.55 %(c)         1.56 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ...............................                (7.32)%(c)       (13.36)%(c)
           After expense reimbursements and waived fees ................................                (1.22)%(c)        (1.25)%(c)

      Portfolio turnover rate ..........................................................                37.02 %           12.08 %

(a)   Unaudited.

(b)   For the period from September 30, 2002 (date of initial public investment) to March 31, 2003

(c)   Annualized.










See accompanying notes to financial statements


                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Brown Capital Management Mid-Cap Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek long-term capital appreciation by investing in a portfolio of equity securities of companies with market capitalizations between $1 billion and $10 billion at the time of initial investment ("mid-cap companies"). The Fund began operations on September 30, 2002. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares.

          Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the "Trustees") determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.





                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

          The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.30% of the average daily net assets of the Fund's Institutional Shares Investor Shares, excluding 12b-1 fees, if any, and certain extraordinary expenses. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $10,095 ($0.05 per share) and has reimbursed expenses in the amount of $70,830 for the period ended September 30, 2003.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.








                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month plus $500 per month for each additional class of shares. For the period ended September 30, 2003, the Transfer Agent received $12,000 in such fees.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $969 of such expenses for the Investor Shares under the Plan for the period ended September 30, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,514,494 and $930,295, respectively, for the period ended September 30, 2003.


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.

                   (This page was intentionally left blank.)

The Brown Capital Management
Mutual Funds are a series of
The Nottingham Investment Trust II









For Shareholder Service Inquiries:          For Investment Advisor Inquiries:

Documented:                                 Documented:

NC Shareholder Services                     Brown Capital Management
116 South Franklin Street                   1201 North Calvert Street
Post Office Drawer 4365                     Baltimore, Maryland 21202
Rocky Mount, North Carolina 27802-0069

Toll-Free Telephone:                        Toll-Free Telephone:

1-800-773-3863                              1-877-892-4BCM, 1-877-892-4226

World Wide Web @:                           World Wide Web @:

ncfunds.com                                 browncapital.com








                                                      [COMPANY LOGO HERE]

                                                   BROWN CAPITAL MANAGEMENT

________________________________________________________________________________


                                    Wilbanks
                                  Smith &
                                     Thomas [Logo]


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II


                               SEMI-ANNUAL REPORT
                                   (Unaudited)


                     FOR THE PERIOD ENDED SEPTEMBER 30, 2003


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        150 West Main Street, Suite 1700
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863


                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.87%

      Aerospace / Defense - 2.01%
           Lockheed Martin Corporation ...........................................                    3,500               $  161,525
                                                                                                                          ----------

      Banks - 2.93%
           State Street Corporation ..............................................                    5,250                  236,250
                                                                                                                          ----------

      Beverages - 5.01%
           Anheuser-Busch Companies, Inc. ........................................                    4,000                  197,360
           PepsiCo, Inc. .........................................................                    4,500                  206,235
                                                                                                                          ----------
                                                                                                                             403,595
                                                                                                                          ----------
      Commercial Services - 2.28%
           McKesson Corporation ..................................................                    5,500                  183,095
                                                                                                                          ----------

      Computers - 2.89%
           Hewlett-Packard Company ...............................................                   12,000                  232,320
                                                                                                                          ----------

      Diversified Financial Services - 6.61%
           American Express Company ..............................................                    6,500                  292,890
           Citigroup, Inc. .......................................................                    5,250                  238,928
                                                                                                                          ----------
                                                                                                                             531,818
                                                                                                                          ----------
      Environmental Control - 2.76%
           Waste Management, Inc. ................................................                    8,500                  222,445
                                                                                                                          ----------

      Food - 2.49%
           Kellogg Company .......................................................                    6,000                  200,100
                                                                                                                          ----------

      Healthcare - Products - 5.54%
        (a)Boston Scientific Corporation .........................................                    3,500                  223,300
           Johnson & Johnson .....................................................                    4,500                  222,840
                                                                                                                          ----------
                                                                                                                             446,140
                                                                                                                          ----------
      Insurance - 8.78%
           AFLAC INCORPORATED ....................................................                    7,000                  226,100
           American International Group ..........................................                    4,200                  242,340
           Marsh & McLennan Companies, Inc. ......................................                    5,000                  238,050
                                                                                                                          ----------
                                                                                                                             706,490
                                                                                                                          ----------
      Machinery - Construction & Mining - 2.99%
           Caterpillar Inc. ......................................................                    3,500                  240,940
                                                                                                                          ----------

      Media - 8.12%
        (a)Comcast Corporation ...................................................                    7,000                  206,780
           The New York Times Company ............................................                    5,000                  217,300
           Viacom, Inc. ..........................................................                    6,000                  229,800
                                                                                                                          ----------
                                                                                                                             653,880
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Miscellaneous Manufacturing - 2.68%
           General Electric Company ..............................................                    7,250               $  216,122
                                                                                                                          ----------

      Oil & Gas - 5.12%
           Exxon Mobil Corporation ...............................................                    5,700                  208,620
           Royal Dutch Petroleum Company .........................................                    4,600                  203,320
                                                                                                                          ----------
                                                                                                                             411,940
                                                                                                                          ----------
      Oil & Gas - Services - 2.40%
           Schlumberger, Ltd. ....................................................                    4,000                  193,600
                                                                                                                          ----------

      Pharmaceuticals - 8.45%
        (a)Forest Laboratories ...................................................                    5,000                  257,250
           Merck & Co., Inc. .....................................................                    4,000                  202,480
           Pfizer Inc. ...........................................................                    7,250                  220,255
                                                                                                                          ----------
                                                                                                                             679,985
                                                                                                                          ----------
      Retail - Specialty Line - 7.56%
           RadioShack Corporation ................................................                    7,250                  205,973
           Target Corporation ....................................................                    5,400                  203,202
           The Home Depot, Inc. ..................................................                    6,250                  199,062
                                                                                                                          ----------
                                                                                                                             608,237
                                                                                                                          ----------
      Semiconductors - 5.88%
           Intel Corporation .....................................................                    8,500                  233,835
           Texas Instruments, Inc. ...............................................                   10,500                  239,400
                                                                                                                          ----------
                                                                                                                             473,235
                                                                                                                          ----------
      Software - 2.93%
           Microsoft Corporation .................................................                    8,500                  236,215
                                                                                                                          ----------

      Telecommunications - 8.44%
        (a)AT&T Wireless Services, Inc. ..........................................                   22,000                  179,960
        (a)Cisco Systems, Inc. ...................................................                   13,000                  254,020
           Nokia Oyj - ADR .......................................................                   15,750                  245,700
                                                                                                                          ----------
                                                                                                                             679,680
                                                                                                                          ----------

           Total Common Stocks (Cost $7,345,074) ..........................................................                7,717,612
                                                                                                                          ----------


Total Value of Investments (Cost $7,345,074 (b)) .................................                    95.87 %             $7,717,612
Other Assets Less Liabilities ....................................................                     4.13 %                332,316
                                                                                                     ------               ----------
      Net Assets .................................................................                   100.00 %             $8,049,928
                                                                                                     ======               ==========





                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 2003
                                                             (Unaudited)



      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................              $  669,420
           Unrealized depreciation ........................................................................                (296,882)
                                                                                                                         ----------

                      Net unrealized appreciation .........................................................              $  372,538
                                                                                                                         ==========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt






























See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 2003
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $7,345,074) .........................................................                $  7,717,612
      Income receivable ...............................................................................                       8,387
      Receivable for investments sold .................................................................                     684,811
      Prepaid expenses ................................................................................                       4,290
                                                                                                                       ------------

           Total assets ...............................................................................                   8,415,100
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      21,941
      Disbursements in excess of cash on demand deposit ...............................................                     342,474
      Other liabilities ...............................................................................                         757
                                                                                                                       ------------

           Total liabilities ..........................................................................                     365,172
                                                                                                                       ------------

NET ASSETS ............................................................................................                $  8,049,928
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 12,610,494
      Accumulated net investment loss .................................................................                     (17,050)
      Accumulated net realized loss on investments ....................................................                  (4,916,054)
      Net unrealized appreciation on investments ......................................................                     372,538
                                                                                                                       ------------
                                                                                                                       $  8,049,928
                                                                                                                       ============
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($175,092 / 22,158 shares) .................................................................                $       7.90
                                                                                                                       ============

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($7,229,935 / 878,120 shares) ..............................................................                $       8.23
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($645,288 / 80,809 shares) .................................................................                $       7.99
                                                                                                                       ============
      Maximum offering price per share (100 / 96.25 of $7.99) .........................................                $       8.30
                                                                                                                       ============













See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 2003
                                                             (Unaudited)

NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $    74,248
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                   38,400
           Fund administration fees (note 2) .............................................................                    8,869
           Distribution and service fees - Class C Shares (note 3) .......................................                      707
           Distribution and service fees - Investor Class Shares (note 3) ................................                    1,730
           Custody fees ..................................................................................                    2,216
           Registration and filing administration fees (note 2) ..........................................                    2,915
           Fund accounting fees (note 2) .................................................................                   23,007
           Audit fees ....................................................................................                    8,775
           Legal fees ....................................................................................                    7,270
           Securities pricing fees .......................................................................                    1,556
           Shareholder recordkeeping fees (note 2) .......................................................                   15,000
           Other accounting fees (note 2) ................................................................                    3,120
           Shareholder servicing expenses ................................................................                    2,381
           Registration and filing expenses ..............................................................                    2,507
           Printing expenses .............................................................................                    2,006
           Trustee fees and meeting expenses .............................................................                    2,006
           Other operating expenses ......................................................................                    3,687
                                                                                                                        -----------

               Total expenses ............................................................................                  126,152
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) ........................................                  (34,854)
                                                                                                                        -----------

               Net expenses ..............................................................................                   91,298
                                                                                                                        -----------

                    Net investment loss ..................................................................                  (17,050)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .....................................................                 (303,238)
      Change in unrealized appreciation / (depreciation) on investments ..................................                1,856,822
                                                                                                                        -----------

           Net realized and unrealized gain on investments ...............................................                1,553,584
                                                                                                                        -----------

               Net increase in net assets resulting from operations ......................................              $ 1,536,534
                                                                                                                        ===========








See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended          Year ended
                                                                                                   September 30,          March 31,
                                                                                                     2003 (a)               2003
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ...............................................................       $   (17,050)         $   (43,739)
         Net realized loss from investment transactions ....................................          (303,238)          (1,961,244)
         Change in unrealized appreciation / (depreciation) on investments .................         1,856,822           (2,209,435)
                                                                                                   -----------          -----------
              Net increase (decrease) in net assets resulting from operations ..............         1,536,534           (4,214,418)
                                                                                                   -----------          -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (b) ..............        (2,920,410)          (2,687,909)
                                                                                                   -----------          -----------

                     Total decrease in net assets ..........................................        (1,383,876)          (6,902,327)

NET ASSETS
     Beginning of period ...................................................................         9,433,804           16,336,131
                                                                                                   -----------          -----------

     End of period .........................................................................       $ 8,049,928          $ 9,433,804
                                                                                                   ===========          ===========



(a) Unaudited.

(b) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                              September 30, 2003 (a)                        March 31, 2003
                                                            Shares               Value                Shares               Value
-------------------------------------------              ---------------------------------------------------------------------------
               CLASS C SHARES
-------------------------------------------
Shares sold ...............................                        0          $         0                    0          $         0
Shares redeemed ...........................                  (10,028)             (75,146)              (8,105)             (63,104)
                                                         -----------          -----------          -----------          -----------
     Net decrease .........................                  (10,028)         $   (75,146)              (8,105)         $   (63,104)
                                                         ===========          ===========          ===========          ===========
-------------------------------------------
         INSTITUTIONAL CLASS SHARES
-------------------------------------------
Shares sold ...............................                   55,386          $   430,820              291,252          $ 2,295,222
Shares redeemed ...........................                 (380,556)          (3,107,805)            (531,829)          (4,433,696)
                                                         -----------          -----------          -----------          -----------
     Net decrease .........................                 (325,170)         $(2,676,985)            (240,577)         $(2,138,474)
                                                         ===========          ===========          ===========          ===========
-------------------------------------------
            INVESTOR CLASS SHARES
-------------------------------------------
Shares sold ...............................                        0          $         0               16,337          $   155,199
Shares redeemed ...........................                  (21,929)            (168,279)             (81,320)            (641,530)
                                                         -----------          -----------          -----------          -----------
     Net decrease .........................                  (21,929)         $  (168,279)             (64,983)         $  (486,331)
                                                         ===========          ===========          ===========          ===========
-------------------------------------------
                 FUND SUMMARY
-------------------------------------------
Shares sold ...............................                   55,386          $   430,820              307,589          $ 2,450,421
Shares redeemed ...........................                 (412,513)          (3,351,230)            (621,254)          (5,138,330)
                                                         -----------          -----------          -----------          -----------
     Net decrease .........................                 (357,127)         $(2,920,410)            (313,665)         $(2,687,909)
                                                         ===========          ===========          ===========          ===========





See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended        For the Years ended March 31,       Period ended
                                                             September 30,                                             March 31,
                                                               2003 (a)        2003          2002          2001        2000 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................      $    6.81     $    9.63     $   10.54     $   13.99     $   13.05

      Income (loss) from investment operations
           Net investment loss .........................          (0.04)        (0.09)        (0.17)        (0.16)        (0.06)
           Net realized and unrealized gain (loss)
               on investments ..........................           1.13         (2.73)        (0.74)        (3.29)         1.00
                                                              ---------     ---------     ---------     ---------     ---------

               Total from investment operations ........           1.09         (2.82)        (0.91)        (3.45)         0.94
                                                              ---------     ---------     ---------     ---------     ---------

Net asset value, end of period .........................      $    7.90     $    6.81     $    9.63     $   10.54     $   13.99
                                                              =========     =========     =========     =========     =========

Total return ...........................................          16.01 %      (29.28)%       (8.63)%      (24.66)%        7.20 %
                                                              =========     =========     =========     =========     =========

Ratios/supplemental data
      Net assets, end of period ........................      $ 175,092     $ 219,239     $ 387,977     $ 472,698     $ 453,984
                                                              =========     =========     =========     =========     =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           3.21 %(c)     3.03 %        2.72 %        2.44 %        2.45 %(c)
           After expense reimbursements and waived fees            2.50 %(c)     2.50 %        2.50 %        2.44 %        2.34 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees          (1.71)%(c)    (1.60)%       (1.59)%       (1.45)%       (1.30)%(c)
           After expense reimbursements and waived fees           (1.00)%(c)    (1.08)%       (1.37)%       (1.45)%       (1.19)%(c)

      Portfolio turnover rate ..........................          16.83 %       51.53 %       49.97 %       74.25 %       50.40 %


(a)   Unaudited.

(b)   For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(c)   Annualized.











                                                                                                                         (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended                  For the Years ended March 31,
                                                           September 30,
                                                             2003 (a)         2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................   $      7.07    $      9.92    $     10.77    $     14.20    $     12.77

      Income (loss) from investment operations
           Net investment loss .........................         (0.01)         (0.03)         (0.06)         (0.08)         (0.04)
           Net realized and unrealized gain (loss)
               on investments ..........................          1.17          (2.82)         (0.79)         (3.35)          1.47
                                                           -----------    -----------    -----------    -----------    -----------

               Total from investment operations ........          1.16          (2.85)         (0.85)         (3.43)          1.43
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .........................   $      8.23    $      7.07    $      9.92    $     10.77    $     14.20
                                                           ===========    ===========    ===========    ===========    ===========

Total return ...........................................         16.41 %       (28.73)%        (7.98)%       (24.08)%        11.20 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period ........................   $ 7,229,935    $ 8,508,203    $14,322,067    $14,405,659    $16,737,026
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.43 %(b)      2.29 %         1.97 %         1.68 %         1.68 %
           After expense reimbursements and waived fees           1.75 %(b)      1.75 %         1.75 %         1.68 %         1.60 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (0.97)%(b)     (0.85)%        (0.84)%        (0.69)%        (0.45)%
           After expense reimbursements and waived fees          (0.28)%(b)     (0.31)%        (0.62)%        (0.69)%        (0.37)%

      Portfolio turnover rate ..........................         16.83 %        51.53 %        49.97 %        74.25 %        50.40 %


(a)   Unaudited.

(b)   Annualized.












                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                          Period ended                   For the Years ended March 31,
                                                          September 30,
                                                             2003 (a)         2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................   $      6.88    $      9.70    $     10.58    $     14.02    $     12.67

      Income (loss) from investment operations
           Net investment loss .........................         (0.03)         (0.09)         (0.13)         (0.18)         (0.10)
           Net realized and unrealized gain (loss)
               on investments ..........................          1.14          (2.73)         (0.75)         (3.26)          1.45
                                                           -----------    -----------    -----------    -----------    -----------

               Total from investment operations ........          1.11          (2.82)         (0.88)         (3.44)          1.35
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .........................   $      7.99    $      6.88    $      9.70    $     10.58    $     14.02
                                                           ===========    ===========    ===========    ===========    ===========

Total return (c) .......................................         16.13 %       (29.07)%        (8.40)%       (24.47)%        10.66 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of period ........................   $   645,288    $   706,362    $ 1,626,087    $ 1,946,741    $ 4,642,922
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.94 %(b)      2.79 %         2.47 %         2.14 %         2.15 %
           After expense reimbursements and waived fees           2.25 %(b)      2.25 %         2.25 %         2.14 %         2.10 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (1.46)%(b)     (1.36)%        (1.34)%        (1.13)%        (0.93)%
           After expense reimbursements and waived fees          (0.77)%(b)     (0.83)%        (1.12)%        (1.13)%        (0.88)%

      Portfolio turnover rate ..........................         16.83 %        51.53 %        49.97 %        74.25 %        50.40 %


(a) Unaudited.

(b) Annualized.

(c) Total return does not reflect payment of sales charge.













                                                                                      See accompanying notes to financial statements

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The WST Growth Fund (the "Fund"), formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"), an open-end management investment company. The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. On March 15, 1999, The Board of Trustees of the Trust (the "Trustees") approved a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

          Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               The Fund has capital loss carryforwards for federal income tax purposes of $4,087,264, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008, $1,203,981 expires in the year 2010, and $2,480,793 expires in the year 2011. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


          C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

          The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $34,854 ($0.03 per share) for the period ended September 30, 2003.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services and $750 for each additional class of shares, plus 0.01% of the average annual net assets. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.




                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 2003
                                   (Unaudited)


          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month plus $500 per month for each additional class of shares. For the period ended September 30, 2003, the Transfer Agent received $15,000 in such fees.

          Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 2003, the Distributor did not retain any sales charges.

          Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares and Class C Shares in the Fund or support servicing of Investor Class Share and Class C Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $1,730 of such expenses for the Investor Class Shares and $707 of such expenses for the Class C Shares under the Plan for the period ended September 30, 2003.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $1,598,509 and $4,361,831, respectively, for the period ended September 30, 2003.


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.

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





________________________________________________________________________________


                                    Wilbanks
                                  Smith &
                                     Thomas [Logo]


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

ITEM 2. Code of Ethics.
        --------------

     Not applicable.




ITEM 3. Audit Committee Financial Expert.
        --------------------------------

     Not applicable.




ITEM 4. Principal Accountant Fees and Services.
        --------------------------------------

     Not applicable.




Item 5. Audit Committee of Listed Registrants.
        -------------------------------------

     Not applicable.




ITEM 6. [Reserved]




ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
        ------------------------------------------------------------------------

     Not applicable.




ITEM 8. [Reserved]




ITEM 9. Controls and Procedures.
        -----------------------

(a) The registrant's principal executive officers and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. Exhibits.
         --------

(a)(1) Not applicable.


(a)(2) Certifications required by Item 10.(a)(2) of Form N-CSR are filed herewith as Exhibit 10.(a)(2).

(b) Certifications required by Item 10.(b) of Form N-CSR are filed herewith as Exhibit 10.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II


By: (Signature and Title)       /s/ C. Frank Watson III
                                ________________________________
                                C. Frank Watson III
                                Secretary, Treasurer and Principal Financial
                                Officer

Date: November 18, 2003
      ____________________






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)       /s/ Richard K. Bryant
                                ________________________________
                                Richard K. Bryant
                                Trustee, The Nottingham Investment Trust II
                                President and Principal Executive Officer,
                                Capital Value Fund

Date: November 18, 2003
      ____________________




By: (Signature and Title)       /s/ Michael T. McRee
                                ________________________________
                                Michael T. McRee
                                President and Principal Executive Officer,
                                EARNEST Partners Fixed Income Trust

Date: November 18, 2003
      ____________________

By: (Signature and Title)       /s/ Keith A. Lee
                                ________________________________
                                Keith A. Lee
                                Trustee, The Nottingham Investment Trust II
                                Vice President and Principal Executive Officer,
                                The Brown Capital  Management  Equity Fund, The
                                Brown Capital  Management  Balanced  Fund,  The
                                Brown  Capital  Management  Small Company Fund,
                                The  Brown  Capital  Management   International
                                Equity Fund,  and The Brown Capital  Management
                                Mid-Cap Fund

Date: November 18, 2003
      ____________________




By: (Signature and Title)       /s/ Lawrence N. Smith
                                ________________________________
                                Lawrence N. Smith
                                Principal Executive Officer, WST Growth Fund

Date: November 18, 2003
      ____________________




By:  (Signature and Title)      /s/ C. Frank Watson III
                                ________________________________
                                C. Frank Watson III
                                Secretary, Treasurer and Principal Financial
                                Officer, The Nottingham Investment Trust II

Date: November 18, 2003
      ____________________